UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

AB CORPORATE SHARES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2018

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Corporate Income Shares

Portfolio of Investments

January 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 92.1%
Industrial - 52.3%
Basic - 2.6%
Anglo American Capital PLC
4.875%, 5/14/25 (a)	$200	$210,940
BHP Billiton Finance USA Ltd.
6.42%, 3/01/26	67	80,555
Celulosa Arauco y Constitucion SA
4.50%, 8/01/24	200	209,500
Dow Chemical Co. (The)
4.25%, 11/15/20	186	193,116
EI du Pont de Nemours & Co.
2.20%, 5/01/20	91	90,386
Georgia-Pacific LLC
5.40%, 11/01/20 (a)	110	117,732
Glencore Funding LLC
4.125%, 5/30/23 (a)	125	128,491
4.625%, 4/29/24 (a)	175	183,447
International Paper Co.
3.00%, 2/15/27	125	119,476
Mexichem SAB de CV
4.00%, 10/04/27 (a)	200	197,124
Monsanto Co.
2.85%, 4/15/25	155	149,718
Mosaic Co. (The)
5.625%, 11/15/43	50	54,592
Praxair, Inc.
3.55%, 11/07/42	80	79,323
Vale Overseas Ltd.
6.25%, 8/10/26	10	11,560
6.875%, 11/21/36	90	113,063
Yamana Gold, Inc.
4.625%, 12/15/27 (a)	175	174,519
4.95%, 7/15/24	91	94,902

		2,208,444

Capital Goods - 2.1%
Boeing Co. (The)
6.125%, 2/15/33	55	71,787
Caterpillar, Inc.
3.40%, 5/15/24	310	316,705
4.30%, 5/15/44	110	123,500
General Electric Co.
3.375%, 3/11/24	150	149,829
4.50%, 3/11/44	185	193,629
Series D
5.00%, 1/21/21 (b)	104	105,036
John Deere Capital Corp.
2.65%, 6/10/26	125	120,095
2.80%, 3/06/23	155	153,819
Johnson Controls International PLC
4.50%, 2/15/47	142	153,330
Molex Electronic Technologies LLC
2.878%, 4/15/20 (a)	130	129,582
Republic Services, Inc.
3.375%, 11/15/27	220	217,120

	Principal Amount (000)	U.S. $ Value
Rockwell Collins, Inc.
1.95%, 7/15/19	$120	$119,024

		1,853,456

Communications - Media - 5.4%
21st Century Fox America, Inc.
3.00%, 9/15/22	405	406,361
4.00%, 10/01/23	40	41,690
8.875%, 4/26/23	125	156,425
CBS Corp.
3.375%, 2/15/28	125	118,519
3.50%, 1/15/25	110	109,046
4.00%, 1/15/26	80	81,053
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 2/15/28	200	189,144
4.908%, 7/23/25	480	501,384
Comcast Corp.
2.85%, 1/15/23	470	468,289
4.75%, 3/01/44	140	156,400
Grupo Televisa SAB
6.625%, 3/18/25	100	115,900
NBCUniversal Enterprise, Inc.
1.974%, 4/15/19 (a)	390	388,401
Omnicom Group, Inc.
3.60%, 4/15/26	262	260,554
4.45%, 8/15/20	100	104,182
Thomson Reuters Corp.
4.30%, 11/23/23	281	294,283
Time Warner Cable LLC
4.50%, 9/15/42	65	59,952
5.875%, 11/15/40	30	32,554
6.55%, 5/01/37	24	28,236
Time Warner, Inc.
3.55%, 6/01/24	68	68,060
3.60%, 7/15/25	440	434,650
4.00%, 1/15/22	140	144,239
4.70%, 1/15/21	60	63,091
Viacom, Inc.
3.875%, 12/15/21	247	253,256
5.85%, 9/01/43	75	83,199
Walt Disney Co. (The)
Series G
4.125%, 6/01/44	70	74,842

		4,633,710

Communications - Telecommunications - 2.7%
AT&T, Inc.
3.40%, 5/15/25	310	301,562
3.90%, 8/14/27	165	164,611
4.125%, 2/17/26	372	375,973
4.45%, 4/01/24	106	110,603
4.50%, 3/09/48	90	84,769
4.75%, 5/15/46	189	184,107
4.90%, 8/14/37	150	152,007
5.15%, 2/14/50	75	75,844

	Principal Amount (000)	U.S. $ Value
5.45%, 3/01/47	$95	$101,031
6.55%, 1/15/28 (a)	130	153,468
Crown Castle International Corp.
3.70%, 6/15/26	190	186,200
Verizon Communications, Inc.
3.85%, 11/01/42	245	221,860
4.862%, 8/21/46	130	135,377
5.50%, 3/16/47	65	73,986

		2,321,398

Consumer Cyclical - Automotive - 2.2%
American Honda Finance Corp.
1.20%, 7/12/19	265	260,508
Ford Motor Credit Co. LLC
3.336%, 3/18/21	210	210,914
3.81%, 1/09/24	400	402,356
5.875%, 8/02/21	375	406,230
General Motors Co.
5.40%, 4/01/48	240	257,916
General Motors Financial Co., Inc.
4.30%, 7/13/25	70	71,473
5.25%, 3/01/26	75	80,864
Hyundai Capital America
2.55%, 4/03/20 (a)	102	100,732
Nissan Motor Acceptance Corp.
2.25%, 1/13/20 (a)	150	149,034

		1,940,027

Consumer Cyclical - Entertainment - 0.1%
Hasbro, Inc.
5.10%, 5/15/44	70	71,333

Consumer Cyclical - Other - 0.5%
Marriott International, Inc./MD
3.00%, 3/01/19	151	151,784
Owens Corning
4.40%, 1/30/48	85	84,188
7.00%, 12/01/36	35	45,576
Wyndham Worldwide Corp.
2.50%, 3/01/18	115	115,012

		396,560

Consumer Cyclical - Restaurants - 0.4%
McDonald’s Corp.
4.60%, 5/26/45	70	76,644
4.875%, 12/09/45	80	91,688
6.30%, 10/15/37	100	132,018

		300,350

Consumer Cyclical - Retailers - 1.4%
CVS Health Corp.
2.125%, 6/01/21	160	155,312
3.375%, 8/12/24	250	246,535
Home Depot, Inc. (The)
4.40%, 3/15/45	105	116,590
5.40%, 9/15/40	130	161,864

	Principal Amount (000)	U.S. $ Value
5.875%, 12/16/36	$30	$39,798
Lowe’s Cos., Inc.
3.70%, 4/15/46	160	156,698
Nordstrom, Inc.
5.00%, 1/15/44	90	86,957
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	250	253,300

		1,217,054

Consumer Non-Cyclical - 13.8%
Abbott Laboratories
3.25%, 4/15/23	400	400,292
4.90%, 11/30/46	135	153,934
AbbVie, Inc.
2.50%, 5/14/20	170	169,512
2.90%, 11/06/22	280	277,385
3.20%, 5/14/26	199	194,292
4.70%, 5/14/45	60	65,716
Altria Group, Inc.
3.875%, 9/16/46	80	77,628
4.75%, 5/05/21	440	467,073
Amerisourcebergen Corp.
4.30%, 12/15/47	302	299,306
Amgen, Inc.
2.70%, 5/01/22	120	118,657
3.125%, 5/01/25	230	227,725
3.45%, 10/01/20	175	178,819
4.40%, 5/01/45	120	126,865
4.663%, 6/15/51	105	114,255
Anheuser-Busch InBev Finance, Inc.
3.65%, 2/01/26	681	689,063
4.90%, 2/01/46	250	282,752
BAT Capital Corp.
3.222%, 8/15/24 (a)	300	294,612
4.54%, 8/15/47 (a)	110	113,384
BAT International Finance PLC
2.75%, 6/15/20 (a)	70	69,931
Becton Dickinson and Co.
2.675%, 12/15/19	37	36,977
3.25%, 11/12/20	79	79,570
3.734%, 12/15/24	17	17,036
Biogen, Inc.
3.625%, 9/15/22	92	94,548
4.05%, 9/15/25	90	93,516
5.20%, 9/15/45	100	116,288
BRF GmbH
4.35%, 9/29/26 (a)	220	214,170
Bunge Ltd. Finance Corp.
3.50%, 11/24/20	174	176,123
Cardinal Health, Inc.
3.079%, 6/15/24	190	184,197
Celgene Corp.
3.625%, 5/15/24	110	111,151
5.00%, 8/15/45	230	253,830
Conagra Brands, Inc.
3.20%, 1/25/23	32	32,046

	Principal Amount (000)	U.S. $ Value
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/21 (a)	$70	$75,149
Gilead Sciences, Inc.
3.50%, 2/01/25	40	40,675
3.65%, 3/01/26	371	379,351
4.15%, 3/01/47	75	77,624
4.60%, 9/01/35	140	154,818
JM Smucker Co. (The)
2.50%, 3/15/20	42	41,924
3.00%, 3/15/22	65	64,854
Johnson & Johnson
3.40%, 1/15/38	215	213,891
4.50%, 9/01/40	65	73,904
Kraft Heinz Foods Co.
2.80%, 7/02/20	170	170,070
3.00%, 6/01/26	150	140,970
3.50%, 6/06/22	215	217,414
4.375%, 6/01/46	155	151,464
Laboratory Corp. of America Holdings
3.20%, 2/01/22	42	42,165
3.60%, 2/01/25	76	76,125
McKesson Corp.
4.75%, 3/01/21	140	146,972
7.50%, 2/15/19	105	110,363
Medtronic, Inc.
3.15%, 3/15/22	380	384,818
4.625%, 3/15/45	70	79,434
Merck & Co., Inc.
2.75%, 2/10/25	465	454,919
3.70%, 2/10/45	115	115,987
Mondelez International Holdings Netherlands BV
1.625%, 10/28/19 (a)	200	196,980
2.00%, 10/28/21 (a)	200	193,188
Mylan NV
3.95%, 6/15/26	44	43,718
Mylan, Inc.
4.20%, 11/29/23	95	97,329
PepsiCo, Inc.
4.00%, 5/02/47	110	114,871
4.875%, 11/01/40	170	200,221
Philip Morris International, Inc.
2.00%, 2/21/20	400	395,920
4.25%, 11/10/44	75	77,537
Reynolds American, Inc.
4.85%, 9/15/23	40	43,090
Smithfield Foods, Inc.
3.35%, 2/01/22 (a)	65	64,262
Stryker Corp.
2.625%, 3/15/21	193	192,060
4.10%, 4/01/43	75	76,004
Thermo Fisher Scientific, Inc.
3.60%, 8/15/21	120	122,844
Tyson Foods, Inc.
2.25%, 8/23/21	75	73,297
3.95%, 8/15/24	145	149,876
4.50%, 6/15/22	110	116,180
4.55%, 6/02/47	75	80,399

	Principal Amount (000)	U.S. $ Value
Whirlpool Corp.
3.70%, 3/01/23	$120	$122,620
Wyeth LLC
6.00%, 2/15/36	180	233,692
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20	430	428,688

		11,966,320

Energy - 9.0%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/47 (a)	200	201,000
Anadarko Finance Co.
Series B
7.50%, 5/01/31	45	57,827
Anadarko Petroleum Corp.
3.45%, 7/15/24	35	34,773
6.20%, 3/15/40	35	42,759
Andeavor
5.125%, 12/15/26	140	152,342
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22	175	175,161
Apache Finance Canada Corp.
7.75%, 12/15/29	35	44,215
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
4.08%, 12/15/47	90	88,957
Boardwalk Pipelines LP
4.95%, 12/15/24	65	68,284
BP Capital Markets PLC
2.75%, 5/10/23	185	183,592
Canadian Natural Resources Ltd.
2.95%, 1/15/23	210	206,932
6.50%, 2/15/37	20	25,363
Cenovus Energy, Inc.
4.25%, 4/15/27	150	149,113
Chevron Corp.
2.954%, 5/16/26	90	88,049
ConocoPhillips Co.
3.35%, 5/15/25	60	60,633
4.95%, 3/15/26	135	150,293
ConocoPhillips Holding Co.
6.95%, 4/15/29	101	130,915
Devon Energy Corp.
3.25%, 5/15/22	195	196,410
Ecopetrol SA
5.875%, 9/18/23-5/28/45	89	96,566
Enbridge Energy Partners LP
4.20%, 9/15/21	100	103,216
5.875%, 10/15/25	60	67,798
7.375%, 10/15/45	65	89,073
Encana Corp.
3.90%, 11/15/21	70	71,474
Energy Transfer LP
3.60%, 2/01/23	125	124,543
6.05%, 6/01/41	35	38,178

	Principal Amount (000)	U.S. $ Value
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23	$215	$220,764
5.00%, 10/01/22	55	58,051
Enterprise Products Operating LLC
3.35%, 3/15/23	105	105,984
3.70%, 2/15/26	259	263,973
3.75%, 2/15/25	140	142,997
4.90%, 5/15/46	45	49,994
Hess Corp.
4.30%, 4/01/27	307	308,449
6.00%, 1/15/40	35	39,526
7.125%, 3/15/33	40	49,065
7.875%, 10/01/29	23	28,912
Husky Energy, Inc.
4.00%, 4/15/24	65	66,779
Kerr-McGee Corp.
6.95%, 7/01/24	50	59,004
Kinder Morgan Energy Partners LP
5.30%, 9/15/20	55	58,232
6.375%, 3/01/41	40	47,279
Kinder Morgan, Inc./DE
5.05%, 2/15/46	175	183,913
Marathon Oil Corp.
6.80%, 3/15/32	61	74,898
Marathon Petroleum Corp.
5.00%, 9/15/54	75	77,718
5.85%, 12/15/45	41	47,583
6.50%, 3/01/41	110	141,249
MPLX LP
4.875%, 12/01/24	60	64,048
Noble Energy, Inc.
3.85%, 1/15/28	115	115,001
3.90%, 11/15/24	172	176,145
4.15%, 12/15/21	65	67,395
Occidental Petroleum Corp.
3.40%, 4/15/26	125	125,917
4.40%, 4/15/46	80	86,734
ONEOK Partners LP
3.375%, 10/01/22	55	55,036
4.90%, 3/15/25	30	32,132
Phillips 66
4.875%, 11/15/44	75	84,660
5.875%, 5/01/42	135	171,110
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	90	87,854
3.85%, 10/15/23	170	169,674
4.65%, 10/15/25	90	93,207
Sabine Pass Liquefaction LLC
4.20%, 3/15/28	90	90,582
5.00%, 3/15/27	135	143,355
Shell International Finance BV
4.00%, 5/10/46	85	88,147
4.375%, 5/11/45	80	87,630
Spectra Energy Partners LP
2.95%, 9/25/18	77	77,330
3.50%, 3/15/25	110	109,132
4.50%, 3/15/45	50	51,775

	Principal Amount (000)	U.S. $ Value
4.60%, 6/15/21	$75	$78,638
Suncor Energy, Inc.
6.50%, 6/15/38	92	123,283
Sunoco Logistics Partners Operations LP
3.90%, 7/15/26	100	97,773
5.40%, 10/01/47	80	82,158
Valero Energy Corp.
3.40%, 9/15/26	110	108,682
6.625%, 6/15/37	195	257,515
Williams Partners LP
3.60%, 3/15/22	200	202,672
3.90%, 1/15/25	109	110,378
5.80%, 11/15/43	75	89,084

		7,798,883

Services - 2.7%
Amazon.com, Inc.
2.50%, 11/29/22	150	147,668
3.875%, 8/22/37 (a)	85	87,361
4.80%, 12/05/34	135	153,517
eBay, Inc.
3.60%, 6/05/27	310	303,341
Expedia, Inc.
3.80%, 2/15/28	140	133,322
Moody’s Corp.
2.75%, 12/15/21	230	228,298
4.875%, 2/15/24	100	108,215
Priceline Group, Inc. (The)
3.60%, 6/01/26	190	188,755
S&P Global, Inc.
4.00%, 6/15/25	140	145,438
4.40%, 2/15/26	244	259,431
Total System Services, Inc.
2.375%, 6/01/18	105	105,004
3.80%, 4/01/21	66	67,247
Verisk Analytics, Inc.
5.50%, 6/15/45	60	67,805
Visa, Inc.
2.80%, 12/14/22	300	298,923
4.15%, 12/14/35	70	75,811

		2,370,136

Technology - 8.0%
Activision Blizzard, Inc.
2.60%, 6/15/22	139	135,991
Agilent Technologies, Inc.
3.875%, 7/15/23	180	184,194
Alphabet, Inc.
1.998%, 8/15/26	200	184,152
Analog Devices, Inc.
3.50%, 12/05/26	125	123,902
Apple, Inc.
2.45%, 8/04/26	155	145,350
2.85%, 5/06/21	185	186,286
3.45%, 2/09/45	360	342,216
3.85%, 8/04/46	75	75,853

	Principal Amount (000)	U.S. $ Value
4.65%, 2/23/46	$185	$210,147
Applied Materials, Inc.
4.35%, 4/01/47	70	75,995
Baidu, Inc.
2.875%, 7/06/22	200	195,794
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24 (a)	284	280,175
3.875%, 1/15/27 (a)	201	195,523
Cisco Systems, Inc.
5.50%, 1/15/40	60	77,262
5.90%, 2/15/39	45	60,501
Dell International LLC/EMC Corp.
5.45%, 6/15/23 (a)	120	128,580
6.02%, 6/15/26 (a)	160	174,965
8.35%, 7/15/46 (a)	65	85,129
DXC Technology Co.
2.875%, 3/27/20	104	103,956
Fidelity National Information Services, Inc.
3.875%, 6/05/24	19	19,621
5.00%, 10/15/25	2	2,175
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (a)	138	136,459
6.35%, 10/15/45	50	52,838
HP, Inc.
3.75%, 12/01/20	14	14,339
4.30%, 6/01/21	80	83,306
4.375%, 9/15/21	25	26,109
4.65%, 12/09/21	89	93,908
International Business Machines Corp.
2.25%, 2/19/21	150	148,561
3.45%, 2/19/26	150	152,052
4.00%, 6/20/42	80	83,090
Juniper Networks, Inc.
4.35%, 6/15/25	50	50,796
4.50%, 3/15/24	120	124,627
KLA-Tencor Corp.
4.65%, 11/01/24	215	229,461
Lam Research Corp.
2.75%, 3/15/20	115	115,296
Maxim Integrated Products, Inc.
3.375%, 3/15/23	150	149,181
Microsoft Corp.
3.45%, 8/08/36	420	419,710
3.70%, 8/08/46	270	274,242
NVIDIA Corp.
2.20%, 9/16/21	150	146,974
Oracle Corp.
3.875%, 7/15/20	250	258,700
3.90%, 5/15/35	255	264,996
4.50%, 7/08/44	140	154,825
QUALCOMM, Inc.
2.25%, 5/20/20	150	148,686
2.60%, 1/30/23	190	183,240
4.30%, 5/20/47	101	99,442
Seagate HDD Cayman
4.75%, 1/01/25	38	37,724
4.875%, 3/01/24 (a)	25	25,252

	Principal Amount (000)	U.S. $ Value
Tencent Holdings Ltd.
3.925%, 1/19/38 (a)	$215	$212,231
Texas Instruments, Inc.
1.75%, 5/01/20	115	113,410
VMware, Inc.
2.95%, 8/21/22	60	57,982
Xerox Corp.
2.80%, 5/15/20	95	94,741

		6,939,945

Transportation - Railroads - 0.4%
Burlington Northern Santa Fe LLC
4.55%, 9/01/44	85	95,765
CSX Corp.
3.80%, 11/01/46	175	171,432
Union Pacific Corp.
4.00%, 4/15/47	110	117,425

		384,622

Transportation - Services - 1.0%
Aviation Capital Group LLC
3.50%, 11/01/27 (a)	205	196,189
ERAC USA Finance LLC
3.85%, 11/15/24 (a)	145	147,668
FedEx Corp.
4.05%, 2/15/48	175	175,378
4.75%, 11/15/45	155	171,638
Ryder System, Inc.
2.50%, 9/01/22	150	145,765

		836,638

		45,238,876

Financial Institutions - 32.9%
Banking - 23.5%
Banco Santander SA
3.50%, 4/11/22	200	202,094
4.25%, 4/11/27	200	205,102
Bank of America Corp.
2.881%, 4/24/23	110	108,865
3.419%, 12/20/28 (a)	131	128,672
3.824%, 1/20/28	255	259,623
4.00%, 1/22/25	615	628,665
4.20%, 8/26/24	125	129,936
Series G
3.593%, 7/21/28	580	579,785
Bank One Michigan
8.25%, 11/01/24	160	201,376
Barclays PLC
3.65%, 3/16/25	400	395,048
5.20%, 5/12/26	255	269,364
Capital One Bank USA, NA
3.375%, 2/15/23	275	273,474
Capital One Financial Corp.
3.30%, 10/30/24	130	127,810

	Principal Amount (000)	U.S. $ Value
3.75%, 3/09/27	$200	$198,654
Citigroup, Inc.
3.668%, 7/24/28	420	420,399
3.70%, 1/12/26	285	288,249
3.875%, 3/26/25	190	191,501
3.878%, 1/24/39	215	216,150
3.887%, 1/10/28	235	239,594
4.40%, 6/10/25	280	290,934
Citizens Bank NA/Providence RI
2.25%, 3/02/20	250	247,693
Commonwealth Bank of Australia
4.316%, 1/10/48 (a)	215	213,652
Compass Bank
5.50%, 4/01/20	110	114,668
Cooperatieve Rabobank UA
4.375%, 8/04/25	500	518,740
11.00%, 6/30/19 (a)(b)	130	143,385
Credit Suisse Group AG
3.869%, 1/12/29 (a)	430	427,016
Deutsche Bank AG
Series G
3.375%, 5/12/21	61	61,284
Discover Bank
3.10%, 6/04/20	250	251,302
Discover Financial Services
4.10%, 2/09/27	115	115,638
Fifth Third Bancorp
3.50%, 3/15/22	31	31,540
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25-2/25/26	490	494,622
3.85%, 7/08/24-1/26/27	895	908,735
4.25%, 10/21/25	325	333,924
5.95%, 1/15/27	40	45,870
HSBC Holdings PLC
3.90%, 5/25/26	400	407,864
4.041%, 3/13/28	200	204,856
4.375%, 11/23/26	400	411,668
ING Groep NV
3.95%, 3/29/27	415	425,280
Intesa Sanpaolo SpA
3.875%, 7/14/27 (a)	200	195,754
4.375%, 1/12/48 (a)	215	214,413
JPMorgan Chase & Co.
3.125%, 1/23/25	425	420,486
3.22%, 3/01/25	300	297,933
3.54%, 5/01/28	225	224,735
3.782%, 2/01/28	346	352,034
3.875%, 9/10/24	160	163,893
3.964%, 11/15/48	215	216,213
KeyBank NA/Cleveland OH
3.40%, 5/20/26	250	245,605
Lloyds Banking Group PLC
4.344%, 1/09/48	215	214,714
4.582%, 12/10/25	200	206,326
Manufacturers & Traders Trust Co.
3.40%, 8/17/27	250	248,358

	Principal Amount (000)	U.S. $ Value
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26	$200	$203,076
Morgan Stanley
3.591%, 7/22/28	235	232,730
3.625%, 1/20/27	550	550,940
Series F
3.875%, 4/29/24	55	56,506
Series G
3.75%, 2/25/23	144	147,463
4.00%, 7/23/25	103	106,354
4.35%, 9/08/26	280	289,783
5.50%, 7/24/20	155	165,219
Nationwide Building Society
4.125%, 10/18/32 (a)	250	246,965
People’s United Financial, Inc.
3.65%, 12/06/22	83	84,231
PNC Bank NA
2.95%, 1/30/23	250	247,500
Royal Bank of Scotland Group PLC
3.498%, 5/15/23	200	199,314
4.80%, 4/05/26	285	301,510
Santander Holdings USA, Inc.
3.40%, 1/18/23 (a)	215	211,775
4.40%, 7/13/27 (a)	280	283,923
Standard Chartered PLC
5.70%, 1/25/22 (a)	200	214,272
Sumitomo Mitsui Financial Group, Inc.
3.352%, 10/18/27	410	399,508
SunTrust Bank/Atlanta GA
3.30%, 5/15/26	200	194,246
7.25%, 3/15/18	145	145,883
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (a)	405	417,988
UniCredit SpA
4.625%, 4/12/27 (a)	200	208,724
US Bancorp
Series J
5.30%, 4/15/27 (b)	27	28,962
Wells Fargo & Co.
3.00%, 10/23/26	1,285	1,242,878
3.584%, 5/22/28	430	431,105
Zions Bancorporation
4.50%, 6/13/23	13	13,340

		20,337,691

Brokerage - 0.3%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.15%, 1/23/30	215	209,627

Finance - 0.7%
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35	200	206,210
International Lease Finance Corp.
6.25%, 5/15/19	90	94,004

	Principal Amount (000)	U.S. $ Value
Peachtree Corners Funding Trust
3.976%, 2/15/25 (a)	$110	$112,238
Synchrony Financial
3.95%, 12/01/27	220	215,706

		628,158

Insurance - 4.9%
ACE Capital Trust II
9.70%, 4/01/30	100	150,876
Aetna, Inc.
3.875%, 8/15/47	175	167,095
Allstate Corp. (The)
6.50%, 5/15/57	84	102,729
American International Group, Inc.
8.175%, 5/15/58	65	88,613
Anthem, Inc.
2.50%, 11/21/20	130	129,188
3.125%, 5/15/22	110	110,031
3.65%, 12/01/27	300	299,169
Aon Corp.
8.205%, 1/01/27	100	130,913
Aon PLC
4.60%, 6/14/44	70	74,537
Cigna Corp.
4.00%, 2/15/22	175	180,947
7.875%, 5/15/27	53	69,474
Cloverie PLC for Swiss Re Corporate Solutions Ltd.
4.50%, 9/11/44 (a)	200	205,590
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)	86	91,175
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	100	105,915
6.10%, 10/01/41	45	58,212
Humana, Inc.
2.50%, 12/15/20	260	258,136
Jackson National Life Global Funding
2.50%, 6/27/22 (a)	190	185,410
Lincoln National Corp.
4.85%, 6/24/21	200	211,986
8.75%, 7/01/19	26	28,150
MetLife Capital Trust IV
7.875%, 12/15/37 (a)	150	197,980
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	55	90,771
Progressive Corp. (The)
4.125%, 4/15/47	150	158,063
Prudential Financial, Inc.
3.905%, 12/07/47 (a)	171	167,407
4.50%, 11/15/20	169	177,421
5.375%, 5/15/45	140	150,609
Reliance Standard Life Global Funding II
2.50%, 4/24/19 (a)	140	140,190
Swiss Re America Holding Corp.
7.00%, 2/15/26	90	108,995

	Principal Amount (000)	U.S. $ Value
UnitedHealth Group, Inc.
3.75%, 7/15/25	$180	$185,985
3.875%, 10/15/20	170	175,387

		4,200,954

REITS - 3.5%
Alexandria Real Estate Equities, Inc.
3.90%, 6/15/23	100	102,907
American Homes 4 Rent LP
4.25%, 2/15/28	215	213,800
Brixmor Operating Partnership LP
3.65%, 6/15/24	150	147,593
DDR Corp.
3.90%, 8/15/24	150	150,472
EPR Properties
4.50%, 4/01/25	20	20,156
5.25%, 7/15/23	175	183,225
Essex Portfolio LP
3.25%, 5/01/23	56	55,686
3.375%, 1/15/23	125	125,066
HCP, Inc.
3.875%, 8/15/24	150	151,974
Hospitality Properties Trust
3.95%, 1/15/28	114	109,127
4.65%, 3/15/24	148	153,427
Mid-America Apartments LP
3.75%, 6/15/24	115	116,116
Omega Healthcare Investors, Inc.
4.50%, 1/15/25	108	106,244
Realty Income Corp.
3.00%, 1/15/27	50	47,369
5.75%, 1/15/21	210	225,294
Spirit Realty LP
4.45%, 9/15/26	65	63,543
VEREIT Operating Partnership LP
3.00%, 2/06/19	60	60,325
Vornado Realty LP
3.50%, 1/15/25	435	426,591
Washington Real Estate Investment Trust
4.95%, 10/01/20	140	145,316
Welltower, Inc.
4.00%, 6/01/25	225	229,819
4.25%, 4/01/26	95	98,317
Weyerhaeuser Co.
4.625%, 9/15/23	120	128,057

		3,060,424

		28,436,854

Utility - 6.9%
Electric - 6.0%
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	80	80,248
Berkshire Hathaway Energy Co.
4.50%, 2/01/45	70	77,174
6.125%, 4/01/36	147	192,644

	Principal Amount (000)	U.S. $ Value
Cerro del Aguila SA
4.125%, 8/16/27 (a)	$200	$198,446
CMS Energy Corp.
6.25%, 2/01/20	165	176,154
Consolidated Edison Co. of New York, Inc.
4.45%, 6/15/20	100	104,507
Series 12-A
4.20%, 3/15/42	70	74,443
Consolidated Edison, Inc.
2.00%, 5/15/21	103	100,473
Dominion Energy, Inc.
2.579%, 7/01/20	185	183,748
3.90%, 10/01/25	110	112,719
4.70%, 12/01/44	135	149,622
Series A
1.875%, 1/15/19	150	149,472
DTE Electric Co.
3.70%, 3/15/45	75	75,083
Duke Energy Corp.
3.75%, 9/01/46	120	115,414
3.95%, 8/15/47	80	79,359
Duke Energy Progress LLC
3.00%, 9/15/21	300	303,270
Enel Americas SA
4.00%, 10/25/26	53	53,331
Enel Finance International NV
3.625%, 5/25/27 (a)	200	195,052
Enel Generacion Chile SA
4.25%, 4/15/24	33	34,196
Entergy Corp.
4.00%, 7/15/22	153	158,202
Exelon Corp.
5.10%, 6/15/45	250	286,553
FirstEnergy Corp.
Series B
3.90%, 7/15/27	190	191,811
Florida Power & Light Co.
4.05%, 6/01/42	70	74,334
Georgia Power Co.
2.00%, 3/30/20	150	148,340
Infraestructura Energetica Nova SAB de CV
4.875%, 1/14/48 (a)	200	192,516
ITC Holdings Corp.
3.25%, 6/30/26	195	190,468
Oklahoma Gas & Electric Co.
3.85%, 8/15/47	63	64,409
Oncor Electric Delivery Co. LLC
3.80%, 9/30/47 (a)	80	80,823
Pacific Gas & Electric Co.
3.25%, 9/15/21	217	218,282
PacifiCorp
6.00%, 1/15/39	70	92,741
PPL Capital Funding, Inc.
4.00%, 9/15/47	80	79,932
PSEG Power LLC
3.00%, 6/15/21	160	159,901

	Principal Amount (000)	U.S. $ Value
Public Service Enterprise Group, Inc.
1.60%, 11/15/19	$150	$147,201
Southern Co. (The)
1.85%, 7/01/19	185	183,407
2.35%, 7/01/21	175	171,731
Southern Power Co.
4.15%, 12/01/25	167	173,892
Virginia Electric & Power Co.
Series B
3.80%, 9/15/47	80	80,634

		5,150,532

Natural Gas - 0.8%
CenterPoint Energy Resources Corp.
4.10%, 9/01/47	75	76,555
GNL Quintero SA
4.634%, 7/31/29 (a)	200	208,500
NiSource Finance Corp.
5.65%, 2/01/45	60	74,058
6.80%, 1/15/19	16	16,669
Sempra Energy
3.80%, 2/01/38	215	211,878
Southern Co. Gas Capital Corp.
5.25%, 8/15/19	105	108,715

		696,375

Other Utility - 0.1%
American Water Capital Corp.
3.75%, 9/01/47	80	80,129

		5,927,036

Total Corporates - Investment Grade (cost $79,235,584)		79,602,766

GOVERNMENTS - TREASURIES - 1.5%
United States - 1.5%
U.S. Treasury Notes
1.375%, 8/31/20
(cost $1,288,170)	1,310	1,281,344

QUASI-SOVEREIGNS - 1.4%
Quasi-Sovereign Bonds - 1.4%
Chile - 0.5%
Corp. Nacional del Cobre de Chile
3.625%, 8/01/27 (a)	200	197,422
Empresa Nacional del Petroleo
3.75%, 8/05/26 (a)	200	199,000

		396,422

China - 0.2%
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 9/13/22 (a)	200	192,574

	Principal Amount (000)	U.S. $ Value
Mexico - 0.5%
Petroleos Mexicanos
3.50%, 1/30/23	$295	$288,542
5.625%, 1/23/46	125	115,000
6.75%, 9/21/47	14	14,639

		418,181

Panama - 0.2%
Aeropuerto Internacional de Tocumen SA
5.625%, 5/18/36 (a)	200	216,750

Total Quasi-Sovereigns (cost $1,198,280)		1,223,927

CORPORATES - NON-INVESTMENT GRADE - 0.4%
Industrial - 0.2%
Energy - 0.2%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43	90	68,850
Nabors Industries, Inc.
5.50%, 1/15/23	153	153,280

		222,130

Financial Institutions - 0.2%
Banking - 0.1%
Standard Chartered PLC
3.277% (LIBOR 3 Month + 1.51%),
1/30/27 (a)(b)(c)	100	95,827

Finance - 0.1%
Navient Corp.
4.875%, 6/17/19	46	46,678

		142,505

Total Corporates - Non-Investment Grade (cost $380,884)		364,635

GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Mexico - 0.4%
Mexico Government International Bond
4.60%, 1/23/46	200	195,900
4.75%, 3/08/44	150	150,375

Total Governments - Sovereign Bonds (cost $321,990)		346,275

EMERGING MARKETS - CORPORATE BONDS - 0.3%
Industrial - 0.3%
Consumer Non-Cyclical - 0.3%
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/26 (cost $318,521)	346	288,045

	Shares	U.S. $ Value
PREFERRED STOCKS - 0.3%
Industrial - 0.3%
Capital Goods - 0.3%
General Electric Co.
4.875% (cost $216,920)	9,000	$225,450

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.5%
Time Deposit -1.5%
State Street Time Deposit 0.20%, 2/01/18 (cost $1,256,214)	$1,256	1,256,214

Total Investments - 97.9% (cost $84,216,563) (d)		84,588,656
Other assets less liabilities - 2.1%		1,846,097

Net Assets - 100.0%		$86,434,753

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at January 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	10	March 2018	USD	1,000	$1,526,733	$1,478,125	$(48,608)
U.S. T-Note 2 Yr (CBT) Futures	10	March 2018	USD	2,000	2,137,980	2,132,343	(5,637)
Sold Contracts
U.S. 10 Yr Ultra Futures	25	March 2018	USD	2,500	3,330,371	3,255,078	75,293
U.S. T-Note 10 Yr (CBT)
Futures	16	March 2018	USD	1,600	1,993,899	1,945,250	48,649
U.S. T-Note 5 Yr (CBT) Futures	12	March 2018	USD	1,200	1,399,625	1,376,531	23,094
U.S. Ultra Bond (CBT) Futures	2	March 2018	USD	200	323,685	323,875	(190)

							$92,601

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD	1,710	11/16/18	3 Month LIBOR	1.235%	Quarterly/Semi-Annual	$(10,952)
USD	1,170	9/09/21	1.132%	3 Month LIBOR	Semi-Annual/Quarterly	53,745
USD	1,070	3/27/22	2.058%	3 Month LIBOR	Semi-Annual/Quarterly	15,542
USD	60	11/04/44	3 Month LIBOR	3.049%	Quarterly/Semi-Annual	2,463

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD	60	5/05/45	3 Month LIBOR	2.562%	Quarterly/Semi-Annual	$(3,342)
USD	60	6/02/46	3 Month LIBOR	2.186%	Quarterly/Semi-Annual	(8,106)
USD	690	7/15/46	3 Month LIBOR	1.783%	Quarterly/Semi-Annual	(150,815)
USD	270	9/02/46	3 Month LIBOR	1.736%	Quarterly/Semi-Annual	(60,558)
USD	50	11/02/46	3 Month LIBOR	2.086%	Quarterly/Semi-Annual	(7,808)

						$(169,831)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International Kohl’s Corp., 4.000%, 11/01/21, 6/20/19*	1.00%	Quarterly	0.13%	USD	34	$437	$(127)	$564

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	$600	6/10/43	3 Month LIBOR	3.191%	Quarterly/Semi-Annual	$42,818

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate market value of these securities amounted to $10,980,136 or 12.7% of net assets.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2018.

(d)	As of January 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,279,464 and gross unrealized depreciation of investments was $(941,219), resulting in net unrealized appreciation of $338,245.

Glossary:

CBT	-	Chicago Board of Trade
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust

AB Corporate Income Shares

January 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$79,602,766		$	– 0	–	$79,602,766
Governments - Treasuries		– 0	–	1,281,344			– 0	–	1,281,344
Quasi-Sovereigns		– 0	–	1,223,927			– 0	–	1,223,927
Corporates - Non-Investment Grade		– 0	–	364,635			– 0	–	364,635
Governments - Sovereign Bonds		– 0	–	346,275			– 0	–	346,275
Emerging Markets - Corporate Bonds		– 0	–	288,045			– 0	–	288,045
Preferred Stocks		225,450		– 0	–		– 0	–	225,450
Short-Term Investments		– 0	–	1,256,214			– 0	–	1,256,214

Total Investments in Securities		225,450		84,363,206			– 0	–	84,588,656
Other Financial Instruments (a):
Assets:
Futures		147,036		– 0	–		– 0	–	147,036
Centrally Cleared Interest Rate Swaps		– 0	–	71,750			– 0	–	71,750
Credit Default Swaps		– 0	–	564			– 0	–	564
Interest Rate Swaps		– 0	–	42,818			– 0	–	42,818
Liabilities:
Futures		(54,435)		– 0	–		– 0	–	(54,435)
Centrally Cleared Interest Rate Swaps		– 0	–	(241,581)			– 0	–	(241,581)

Total		$318,051		$84,236,757		$	– 0	–	$84,554,808

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/ (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Impact Municipal Income Shares

Portfolio of Investments

January 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 79.2%
Long-Term Municipal Bonds - 79.2%
California - 10.8%
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/35-10/01/36	$845	$957,263
California Health Facilities Financing Authority (Children’s Hospital Los Angeles)
Series 2017A
5.00%, 8/15/42	235	267,660
California School Finance Authority (Bright Star Schools Obligated Group)
Series 2017
5.00%, 6/01/37-6/01/54 (a)(b)	850	876,068
California School Finance Authority (Downtown College Prep Obligated Group)
Series 2016
5.00%, 6/01/51 (a)(b)	250	254,932
Los Angeles Department of Water & Power WTR
Series 2016A
5.00%, 7/01/41	200	230,116
Oakland Unified School District/Alameda County
Series 2017C
5.00%, 8/01/33	200	235,376
Port of Los Angeles
Series 2014A
5.00%, 8/01/21	355	393,209

		3,214,624

Connecticut - 2.0%
City of Bridgeport CT
Series 2017A
5.00%, 11/01/25	525	585,926

District of Columbia - 6.1%
District of Columbia (KIPP DC)
Series 2017A
5.00%, 7/01/42	785	876,625
District of Columbia Water & Sewer Authority
Series 2016A
5.00%, 10/01/35	820	944,993

		1,821,618

Florida - 1.9%
Broward County School Board/FL COP
Series 2017B
5.00%, 7/01/32	500	578,805

Georgia - 0.8%
Atlanta Development Authority
Series 2017
2.061%, 12/01/21	230	224,751

Illinois - 3.7%
Chicago Board of Education
Series 2017H
5.00%, 12/01/36	400	410,284

	Principal Amount (000)	U.S. $ Value
Cook County Community College District No 508
BAM Series 2017
5.00%, 12/01/47	$620	$676,804

		1,087,088

Kansas - 2.2%
Seward County Unified School District No 480 Liberal
Series 2017B
5.00%, 9/01/28	555	640,731

Massachusetts - 8.2%
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group)
Series 2017F
5.00%, 7/01/30	500	560,550
Massachusetts Development Finance Agency (Boston Medical Center Corp.)
Series 2015D
5.00%, 7/01/44	135	147,658
Series 2016E
5.00%, 7/01/37	765	847,987
Massachusetts Development Finance Agency (WGBH Educational Foundation)
Series 2017A
4.00%, 1/01/32	825	882,849

		2,439,044

Michigan - 3.7%
Grand Rapids Public Schools
AGM Series 2017
5.00%, 5/01/27	200	237,232
Great Lakes Water Authority Water Supply System Revenue
Series 2016A
5.00%, 7/01/46	760	854,818

		1,092,050

Missouri - 0.7%
St Louis Community College District
Series 2017
4.00%, 4/01/35	200	210,016

Nevada - 4.3%
Clark County School District
Series 2017C
5.00%, 6/15/26-6/15/33	1,100	1,272,876

New Jersey - 7.6%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2018C
5.00%, 6/15/42	1,000	1,070,720
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.)
Series 2017
5.00%, 7/15/47	500	537,395

	Principal Amount (000)	U.S. $ Value
New Jersey Health Care Facilities Financing Authority (St Joseph’s Healthcare System Obligated Group)
Series 2016
5.00%, 7/01/41	$610	$656,811

		2,264,926

New York - 6.8%
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School)
Series 2017A
5.00%, 6/01/47 (b)	725	769,928
Housing Development Corp./NY
Series 2017E
1.50%, 5/01/22	230	223,894
Metropolitan Transportation Authority
Series 2016B
5.00%, 11/15/37	205	235,769
Series 2017D
5.00%, 11/15/32	570	672,993
New York City Municipal Water Finance Authority
Series 2017B
5.00%, 6/15/31	100	118,198

		2,020,782

Ohio - 4.7%
County of Cuyahoga OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/42	1,300	1,399,879

Oregon - 4.5%
Tri-County Metropolitan Transportation District of Oregon
Series 2017
5.00%, 10/01/27	180	213,151
Series 2017A
5.00%, 10/01/26	715	841,862
Series 2018A
5.00%, 10/01/29 (a)(c)	250	294,433

		1,349,446

Pennsylvania - 8.7%
Delaware County Authority (Elwyn Obligated Group)
Series 2017
5.00%, 6/01/37	825	895,315
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/32-7/01/34	1,115	1,219,972
Philadelphia Authority for Industrial Development
AGM Series 2017
5.00%, 12/01/35	200	225,392
Southeastern Pennsylvania Transportation Authority

	Principal Amount (000)	U.S. $ Value
Series 2017
5.00%, 3/01/27	$195	$233,505

		2,574,184

Texas - 1.4%
El Paso County Hospital District
Series 2017
5.00%, 8/15/37	370	410,863

Wisconsin - 1.1%
Milwaukee Redevelopment Authority
Series 2017
5.00%, 11/15/25	200	234,090
Wisconsin Public Finance Authority (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group)
Series 2016
5.125%, 6/01/48 (a)(b)	100	100,972

		335,062

Total Municipal Obligations (cost $23,864,519)		23,522,671

	Shares
SHORT-TERM INVESTMENTS - 21.3%
Investment Companies - 21.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.17% (d)(e)(f) (cost $6,332,343)	6,332,343	6,332,343

Total Investments - 100.5% (cost $30,196,862) (g)		29,855,014
Other assets less liabilities - (0.5)%		(155,018)

Net Assets - 100.0%		$29,699,996

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate market value of these securities amounted to $2,001,900 or 6.7% of net assets.
(c)	When-Issued or delayed delivery security.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	As of January 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,986 and gross unrealized depreciation of investments was $(346,834), resulting in net unrealized depreciation of $(341,848).

As of January 31, 2018, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.8% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
COP	-	Certificate of Participation

AB Impact Municipal Income Shares

January 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$21,996,266		$1,526,405		$23,522,671
Short-Term Investments		6,332,343		– 0	–	– 0	–	6,332,343

Total Investments in Securities		6,332,343		21,996,266		1,526,405		29,855,014
Other Financial Instruments (a)		– 0	–	– 0	–	– 0	–	– 0	–

Total (b)		$6,332,343		$21,996,266		$1,526,405		$29,855,014

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/ (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions which are valued at market value.
(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds			Total
Balance as of 9/12/17 (a)	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		(596)			(596)
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(14,940)			(14,940)
Purchases		1,541,941			1,541,941
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 1/31/18		$1,526,405			$1,526,405

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18		$(14,940)			$(14,940)

(a)	Commencement of operations.

As of January 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the five months ended January 31, 2018 is as follows:

Fund	Market Value 9/12/17 (a) (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$22,952	$16,620	$6,332	$0

(a)	Commencement of operations.

AB Municipal Income Shares

Portfolio of Investments

January 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.4%
Long-Term Municipal Bonds - 97.4%
Alabama - 3.7%
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	$11,645	$13,507,618
Cullman County Health Care Authority (Cullman Regional Medical Center, Inc.)
Series 2009A
7.00%, 2/01/36	400	412,332
Infirmary Health System Special Care Facilities Financing Authority of Mobile
Series 2016A
5.00%, 2/01/36-2/01/41	10,000	10,948,850
Jefferson County Board of Education/AL
Series 2018
5.00%, 2/01/39-2/01/46 (a)	28,280	31,833,441
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The))
Series 2016A
5.00%, 9/01/46	10,945	13,598,068
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Health Services, Inc.)
Series 2012
5.00%, 12/01/31	3,000	3,251,430
Series 2016A
5.00%, 12/01/31	10,000	10,838,100
Water Works Board of the City of Birmingham (The)
Series 2016B
5.00%, 1/01/33	3,500	4,040,890

		88,430,729

Alaska - 0.4%
State of Alaska International Airports System
Series 2016B
5.00%, 10/01/33-10/01/34	9,000	10,296,005

Arizona - 1.6%
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 7/01/29	3,670	3,958,645
Glendale Industrial Development Authority (Beatitudes Campus (The))
Series 2017
5.00%, 11/15/36-11/15/45 (b)	3,400	3,496,638
Glendale Industrial Development Authority (Royal Oaks Life Care Community)
Series 2016
5.00%, 5/15/39	2,700	2,984,580
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona)
Series 2014
5.00%, 7/01/44	3,875	4,128,270

	Principal Amount (000)	U.S. $ Value
Maricopa County Industrial Development Authority (Banner Health Obligated Group)
Series 2016A
5.00%, 1/01/33-1/01/35	$16,100	$18,497,011
Series 2017A
5.00%, 1/01/41	1,800	2,063,448
Quechan Indian Tribe of Fort Yuma
Series 2012A
9.75%, 5/01/25	90	102,185
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	150	178,629
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017A
6.125%, 10/01/47 (b)(c)	1,065	1,094,192
University of Arizona
Series 2014
5.00%, 8/01/33	1,000	1,133,670

		37,637,268

California - 4.9%
Abag Finance Authority for Nonprofit Corps. (Episcopal Senior Communities)
Series 2011
6.125%, 7/01/41	100	110,854
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/34-10/01/37	26,130	29,640,135
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/31	1,460	1,684,446
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/27 (Pre-refunded/ETM)	1,000	1,159,780
California Educational Facilities Authority (Chapman University)
Series 2015
5.00%, 4/01/31-4/01/34	11,845	13,379,341
California Educational Facilities Authority (University of the Pacific)
Series 2012A
5.00%, 11/01/42	100	109,600
California Health Facilities Financing Authority (Children’s Hospital Los Angeles)
Series 2017A
5.00%, 8/15/37	1,700	1,948,251
California Municipal Finance Authority
Series 2011B
7.75%, 4/01/31 (Pre-refunded/ETM) (b)	85	97,709
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2012A
6.625%, 1/01/32 (b)(c)	1,000	1,076,920
Series 2014
5.00%, 1/01/35 (b)	1,335	1,315,469

	Principal Amount (000)	U.S. $ Value
California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project)
Series 2012A
5.30%, 8/01/47	$1,025	$1,050,502
California Municipal Finance Authority (Rocketship Education Obligated Group)
Series 2014A
7.00%, 6/01/34 (b)	1,200	1,376,472
7.25%, 6/01/43 (b)	2,075	2,389,881
California Municipal Finance Authority (Rocketship Seven-Alma Academy)
Series 2012A
6.25%, 6/01/43 (b)	750	811,883
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (c)	6,405	6,908,753
California School Finance Authority (Partnerships to Uplift Communities Valley Project)
Series 2014A
6.40%, 8/01/34	3,000	3,231,390
California School Finance Authority (Tri-Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47 (b)(d)	730	543,850
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group)
Series 2012
5.25%, 11/15/34	530	576,608
California Statewide Communities Development Authority (Moldaw Residences)
Series 2014A
5.25%, 11/01/44 (b)(c)	1,200	1,275,456
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary)
Series 2011A
8.50%, 12/01/41 (b)	100	117,653
California Statewide Communities Development Authority (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	140	158,369
California Statewide Communities Development Authority (Terraces at San Joaquin Gardens (The))
Series 2012A
6.00%, 10/01/47 (b)	250	271,843
City of Roseville CA (HP Campus Oaks Community Facilities District No 1)
Series 2016
5.50%, 9/01/46 (b)	1,000	1,081,580

	Principal Amount (000)	U.S. $ Value
City of San Buenaventura CA (Community Memorial Health System)
Series 2011
7.50%, 12/01/41	$100	$112,648
Municipal Improvement Corp. of Los Angeles (Municipal Improvement Corp. of Los Angeles Lease)
Series 2016B
4.00%, 11/01/36	2,705	2,843,550
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/30-8/01/40	6,215	7,116,332
San Francisco City & County Redevelopment Agency (Mission Bay South Public Imp)
Series 2013A
5.00%, 8/01/31 (b)	1,000	1,103,920
San Francisco City & County Redevelopment Agency (Successor Agency to the Redev of San Francisco - Mission Bay South)
NATL Series 2016C
5.00%, 8/01/41	1,250	1,410,288
San Joaquin County Transportation Authority (San Joaquin County Transportation Authority Sales Tax)
Series 2017
5.00%, 3/01/36-3/01/37	5,500	6,417,470
San Joaquin Hills Transportation Corridor Agency
Series 2014A
5.00%, 1/15/44	1,450	1,615,344
Series 2014B
5.25%, 1/15/44	1,000	1,116,300
Southern California Logistics Airport Authority
XLCA Series 2006
5.00%, 12/01/36-12/01/43 (b)	1,685	1,683,133
State of California
Series 2016
4.00%, 9/01/33-9/01/35	18,000	19,244,020
University of California CA Revenues
5.00%, 5/15/33 (e)	1,000	1,142,730
West Contra Costa Healthcare District
Series 2011
6.25%, 7/01/42 (b)	3,375	3,664,305

		117,786,785

Colorado - 1.0%
Centerra Metropolitan District No 1
Series 2017
5.00%, 12/01/37 (b)(c)	5,000	5,173,150
Colorado Health Facilities Authority (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	5,910	6,345,390

	Principal Amount (000)	U.S. $ Value
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2012
5.00%, 12/01/42	$2,910	$3,099,499
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group)
Series 2015B
5.00%, 9/01/30	1,150	1,293,267
Colorado Health Facilities Authority (Sunny Vista Living Center)
Series 2015A
6.25%, 12/01/50 (b)(c)	1,000	1,052,950
Copperleaf Metropolitan District No 2
Series 2015
5.75%, 12/01/45 (b)	1,000	1,050,340
E-470 Public Highway Authority
Series 2010C
5.375%, 9/01/26	1,000	1,079,990
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/40 (b)(c)	1,500	1,551,885
Sterling Ranch Community Authority Board
Series 2015A
5.75%, 12/01/45 (b)	1,000	1,018,220
Series 2017A
5.00%, 12/01/38-12/01/47 (b)	2,000	2,023,500

		23,688,191

Connecticut - 4.4%
Connecticut State Health & Educational Facilities Authority (Quinnipiac University)
Series 2015L
5.00%, 7/01/45	5,750	6,368,125
Connecticut State Health & Educational Facilities Authority (Seabury Retirement Community)
Series 2016A
5.00%, 9/01/46-9/01/53 (c)	2,475	2,535,321
State of Connecticut
Series 2013A
5.00%, 10/15/24	5,000	5,589,850
Series 2013E
5.00%, 8/15/31 (e)	1,000	1,084,310
Series 2015F
5.00%, 11/15/25-11/15/32	7,070	7,962,880
Series 2016A
5.00%, 3/15/32	8,165	9,048,126
Series 2016B
5.00%, 5/15/22	3,875	4,289,548
Series 2016E
5.00%, 10/15/28-10/15/34	17,845	19,970,703
Series 2016F
5.00%, 10/15/31	10,205	11,401,230
Series 2017A
5.00%, 4/15/29-4/15/34	27,300	30,526,486

	Principal Amount (000)	U.S. $ Value
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/31	$5,000	$5,504,000

		104,280,579

Delaware - 0.2%
Delaware State Economic Development Authority (Delaware Military Academy, Inc.)
Series 2014
5.00%, 9/01/44-9/01/49	2,440	2,578,358
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2012
5.00%, 9/01/42	1,310	1,389,871

		3,968,229

District of Columbia - 0.6%
District of Columbia
Series 2011
6.625%, 3/01/41 (Pre-refunded/ETM) (b)	100	114,394
District of Columbia (Friendship Public Charter School, Inc.)
Series 2012
5.00%, 6/01/42	1,420	1,519,485
Series 2016A
5.00%, 6/01/41-6/01/46	1,400	1,540,580
District of Columbia (KIPP DC)
Series 2017A
5.00%, 7/01/42-7/01/48	8,580	9,553,103
Metropolitan Washington Airports Authority
Series 2016A
5.00%, 10/01/35	500	569,230

		13,296,792

Florida - 5.7%
Alachua County Health Facilities Authority (Bonita Springs Retirement Village, Inc.)
Series 2011A
8.125%, 11/15/46 (b)	100	112,628
Alachua County Health Facilities Authority (East Ridge Retirement Village, Inc.)
Series 2014
6.25%, 11/15/44	1,100	1,214,114
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.)
Series 2012A
8.00%, 10/01/46 (b)	435	504,639
Alachua County Health Facilities Authority (Shands Teaching Hospital and Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	1,000	1,089,910
Bexley Community Development District
Series 2016
4.875%, 5/01/47 (b)	1,000	1,020,020

	Principal Amount (000)	U.S. $ Value
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group)
Series 2015
5.875%, 7/01/40 (b)(c)	$1,400	$1,510,082
6.00%, 7/01/45-7/01/50 (b)(c)	4,015	4,339,707
Capital Trust Agency, Inc. (AVIVA SENIOR LIFE)
Series 2017
5.00%, 7/01/46 (b)	1,300	1,314,547
Central Florida Expressway Authority
Series 2016B
5.00%, 7/01/34	5,500	6,361,135
City of Lakeland FL (Florida Southern College)
Series 2012A
5.00%, 9/01/37-9/01/42	2,350	2,488,982
City of Lakeland FL (Lakeland Regional Medical Center Obligated Group)
Series 2015
5.00%, 11/15/40	5,610	6,149,626
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	10,000	11,270,300
Series 2015A
5.00%, 10/01/31	1,100	1,243,154
Florida Development Finance Corp. (Tuscan Isle Obligated Group)
Series 2015A
7.00%, 6/01/35 (b)(c)	1,900	1,502,824
7.00%, 6/01/45 (b)(f)	3,000	2,367,690
Greater Orlando Aviation Authority
Series 2017A
5.00%, 10/01/34-10/01/36	9,650	11,096,019
Manatee County School District (Manatee County School District Sales Tax)
AGM Series 2017
5.00%, 10/01/28-10/01/30	5,450	6,384,645
Marshall Creek Community Development District (Marshall Creek Community Development District 2015A)
Series 2015A
5.00%, 5/01/32 (b)	1,670	1,663,905
Martin County Health Facilities Authority (Martin Memorial Medical Center, Inc.)
Series 2012
5.50%, 11/15/32-11/15/42	1,950	2,137,029
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (c)	1,150	1,174,426
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2012
5.00%, 11/15/29	2,885	3,102,991
Series 2014
5.00%, 11/15/39	2,000	2,136,080
Miami-Dade County Expressway Authority
Series 2014A
5.00%, 7/01/34	4,000	4,525,800
Series 2016A
5.00%, 7/01/32-7/01/33	8,150	9,345,038

	Principal Amount (000)	U.S. $ Value
Mid-Bay Bridge Authority
Series 2011A
7.25%, 10/01/40 (Pre-refunded/ETM)	$80	$95,138
Series 2015A
5.00%, 10/01/28-10/01/40	3,600	4,058,784
Series 2015C
5.00%, 10/01/35-10/01/40	2,750	3,023,678
North Broward Hospital District
Series 2017B
5.00%, 1/01/37-1/01/48	21,590	23,083,522
South Miami Health Facilities Authority (Baptist Health South Florida Obligated Group)
Series 2017
5.00%, 8/15/37-8/15/47	14,530	16,429,166
Town of Davie FL (Nova Southeastern University, Inc.)
Series 2013A
5.625%, 4/01/43	3,765	4,200,008
Volusia County School Board COP
Series 2014B
5.00%, 8/01/31	1,625	1,866,183

		136,811,770

Georgia - 2.2%
Cedartown Polk County Hospital Authority
Series 2016
5.00%, 7/01/39	4,000	4,354,800
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2012A
5.00%, 1/01/31	1,390	1,539,578
Series 2014A
5.00%, 1/01/33	1,820	2,081,570
Clarke County Hospital Authority (Piedmont Healthcare, Inc. Obligated Group)
Series 2016
5.00%, 7/01/31	2,500	2,873,300
Fayette County Hospital Authority/GA (Piedmont Healthcare, Inc. Obligated Group)
Series 2016
5.00%, 7/01/34-7/01/36	10,710	12,135,298
Fulton County Development Authority (Piedmont Healthcare, Inc. Obligated Group)
Series 2016A
5.00%, 7/01/32	2,000	2,290,640
Glynn-Brunswick Memorial Hospital Authority
Series 2017
5.00%, 8/01/43-8/01/47	12,680	13,958,522
Gwinnett County Development Authority (Board of Regents of the University System of Georgia Lease)
Series 2017A
5.00%, 7/01/32-7/01/37	10,855	12,466,119

		51,699,827

	Principal Amount (000)	U.S. $ Value
Idaho - 0.0%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC)
Series 2010A
7.00%, 2/01/36	$200	$223,194

Illinois - 12.5%
Chicago Board of Education
Series 2011A
5.00%, 12/01/41	1,170	1,178,834
Series 2012A
5.00%, 12/01/42	5,630	5,675,265
Series 2015C
5.25%, 12/01/35-12/01/39	10,315	10,705,098
Series 2015E
5.125%, 12/01/32	1,000	1,038,130
Series 2016B
6.50%, 12/01/46	1,900	2,172,764
Series 2017G
5.00%, 12/01/34	4,150	4,276,534
Chicago O’Hare International Airport
Series 2015C
5.00%, 1/01/34	1,665	1,840,824
Series 2016B
5.00%, 1/01/34	5,000	5,673,300
Series 2016C
5.00%, 1/01/35-1/01/38	9,250	10,423,476
Series 2017B
5.00%, 1/01/35-1/01/37	33,445	38,255,661
Chicago Transit Authority (Chicago Transit Authority Sales Tax)
Series 2011
5.25%, 12/01/23	4,285	4,749,151
Chicago Transit Authority (City of Chicago IL Fed Hwy Grant)
AGC Series 2008
5.00%, 6/01/18	1,170	1,182,554
City of Chicago
Series 2008A
5.00%, 1/01/19	235	235,700
City of Chicago IL
Series 2015A
5.00%, 1/01/19	300	306,672
City of Chicago IL (Goldblatts Supportive Living Project)
Series 2013
6.375%, 12/01/52 (b)(g)	1,050	915,663
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/19-4/01/36	465	455,333
Illinois Finance Authority (Lake Forest College)
Series 2012A
6.00%, 10/01/48	400	428,432
Illinois Finance Authority (Lutheran Home & Services Obligated Group)
Series 2012
5.75%, 5/15/46 (b)	2,495	2,631,052

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (Mercy Health System Obligated Group)
Series 2016
5.00%, 12/01/40-12/01/46	$3,900	$4,247,878
Illinois Finance Authority (Park Place of Elmhurst)
Series 2016A
6.20%, 5/15/30 (b)	1,079	1,071,501
6.33%, 5/15/48 (b)	829	818,747
6.44%, 5/15/55 (b)	1,998	1,978,384
Series 2016C
2.00%, 5/15/55 (b)(g)	609	33,343
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2013
6.00%, 5/15/43	3,500	3,853,325
Series 2015
5.25%, 5/15/50	2,000	2,070,800
Illinois Finance Authority (Presence Health Network Obligated Group)
Series 2016C
5.00%, 2/15/31-2/15/41	14,335	16,048,731
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science)
Series 2017A
5.00%, 8/01/42-8/01/47	3,000	3,234,300
Series 2017C
5.00%, 8/01/46	1,000	1,077,550
Illinois Finance Authority (Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 8/15/35	4,750	5,123,635
Illinois Municipal Electric Agency
Series 2015A
5.00%, 2/01/22	6,700	7,457,569
Illinois State Toll Highway Authority
Series 2015A
5.00%, 1/01/31-1/01/32	3,125	3,562,936
Series 2015B
5.00%, 1/01/36-1/01/40	5,250	5,911,214
Series 2016A
5.00%, 12/01/32	7,000	7,979,580
Series 2016B
5.00%, 1/01/41	3,450	3,893,946
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	13,300	14,236,054
Series 2017B
Zero Coupon, 12/15/54	6,850	1,113,673
State of Illinois
Series 2012
5.00%, 8/01/21-3/01/31	7,445	7,791,593
Series 2014
5.00%, 5/01/23-5/01/35	16,170	17,000,899
Series 2016
5.00%, 1/01/22-11/01/35	43,960	46,620,181
Series 2017D
5.00%, 11/01/25-11/01/28	38,000	40,564,280

	Principal Amount (000)	U.S. $ Value
Village of Antioch IL (Village of Antioch IL Spl Tax)
Series 2016A
4.50%, 3/01/33 (b)	$4,113	$4,003,018
Series 2016B
7.00%, 3/01/33 (b)	1,820	1,778,522
Village of Pingree Grove IL Special Service Area No 7
Series 2015A
4.50%, 3/01/25 (b)	1,054	1,088,139
5.00%, 3/01/36 (b)	2,963	3,079,179
Series 2015B
6.00%, 3/01/36 (b)	885	945,339

		298,728,759

Indiana - 0.5%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The))
Series 2010
5.125%, 8/15/27	1,000	1,049,010
5.50%, 8/15/40-8/15/45	3,020	3,165,354
Indiana Finance Authority (Marquette Manor)
Series 2015A
5.00%, 3/01/30	1,000	1,077,720
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/40-7/01/48	6,980	7,489,481

		12,781,565

Kentucky - 2.5%
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 8/15/34-8/15/46	15,780	17,274,090
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42 (b)	1,685	1,765,459
5.50%, 11/15/45 (b)	1,000	1,051,340
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway)
Series 2015A
5.00%, 7/01/40-1/01/45	10,335	11,149,717
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/37	4,325	4,697,426
5.25%, 6/01/41	1,250	1,379,825

	Principal Amount (000)	U.S. $ Value
Kentucky Economic Development Finance Authority (Rosedale Green)
Series 2015
5.50%, 11/15/35 (b)	$1,750	$1,758,645
5.75%, 11/15/45 (b)	3,350	3,397,905
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group)
Series 2016
5.00%, 10/01/30-10/01/33	15,350	17,444,575

		59,918,982

Louisiana - 2.4%
Jefferson Parish Hospital Service District No 2
Series 2011
6.375%, 7/01/41	2,130	2,184,507
Jefferson Sales Tax District
AGM Series 2017B
5.00%, 12/01/34-12/01/36	3,400	3,910,922
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge)
Series 2015A
6.00%, 11/15/35 (b)	2,100	2,319,324
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2017
5.00%, 10/01/34-10/01/44	27,600	30,929,462
Louisiana Public Facilities Authority
Series 2016
5.00%, 5/15/47 (Pre-refunded/ETM) (b)	10	12,034
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B
10.50%, 7/01/39 (b)(d)	2,750	27,500
Series 2014A
7.50%, 7/01/23 (b)(d)	1,250	12,500
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease)
Series 2017
5.00%, 7/01/42-7/01/57	12,350	13,575,612
Louisiana Public Facilities Authority (Ochsner Clinic Foundation)
Series 2016
5.00%, 5/15/47	1,110	1,219,590
New Orleans Aviation Board
Series 2017B
5.00%, 1/01/43	1,000	1,115,600
Port New Orleans Board of Commissioners
Series 2013B
5.00%, 4/01/29-4/01/31	1,540	1,662,525

		56,969,576

	Principal Amount (000)	U.S. $ Value
Maine - 0.2%
Finance Authority of Maine (Casella Waste Systems, Inc.)
Series 2017
5.25%, 1/01/25 (c)	$4,630	$4,953,313
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group)
Series 2011
7.50%, 7/01/32	1,000	1,123,160

		6,076,473

Maryland - 0.7%
City of Baltimore MD (Baltimore Hotel Corp.)
Series 2017
5.00%, 9/01/33-9/01/36	3,250	3,687,370
City of Baltimore MD (East Baltimore Research Park Project)
Series 2017A
5.00%, 9/01/38 (b)	1,000	1,071,500
City of Rockville MD (King Farm Presbyterian Retirement Community, Inc.)
Series 2017B
5.00%, 11/01/42-11/01/47	4,750	5,177,860
County of Howard MD (Downtown Columbia Project)
Series 2017A
4.375%, 2/15/39 (b)(c)	1,000	1,012,480
4.50%, 2/15/47 (b)(c)	1,200	1,216,140
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group)
Series 2015
5.00%, 7/01/31	3,245	3,580,403

		15,745,753

Massachusetts - 1.8%
Commonwealth of Massachusetts
Series 2016A
5.00%, 3/01/46	2,000	2,257,520
NATL Series 2000D
2.221%, 12/01/30 (h)	2,525	2,426,373
NATL Series 2000G
2.101%, 12/01/30 (h)	5,000	4,804,700
Massachusetts Development Finance Agency (Lowell General Hospital)
Series 2013G
5.00%, 7/01/37	2,550	2,726,689
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	5,000	5,367,550
Massachusetts Development Finance Agency (Partners Healthcare System, Inc.)
Series 2017S
5.00%, 7/01/33	3,125	3,628,375

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (South Shore Hospital, Inc.)
Series 2016I
5.00%, 7/01/31-7/01/41	$3,850	$4,281,087
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/41-7/01/46	3,980	4,368,739
Massachusetts Development Finance Agency (Zero Waste Solutions)
Series 2017
8.00%, 12/01/22 (b)(c)	10,525	8,673,758
Series 2017A
7.75%, 12/01/44 (b)(c)	4,525	4,463,958

		42,998,749

Michigan - 4.6%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System)
Series 2012A
5.00%, 7/01/32	4,400	4,770,612
5.25%, 7/01/39	4,825	5,245,595
City of Detroit MI Water Supply System Revenue (Great Lakes Water Authority Water Supply System)
Series 2011C
5.00%, 7/01/41	1,060	1,128,985
Detroit City School District
Series 2012A
5.00%, 5/01/31	120	132,216
Grand Rapids Economic Development Authority (Beacon Hill at Eastgate)
Series 2017A
5.00%, 11/01/32-11/01/37 (b)	1,655	1,776,656
Great Lakes Water Authority (Great Lakes Water Authority Water Supply System)
Series 2016D
5.00%, 7/01/36	25,210	27,770,832
Kalamazoo Hospital Finance Authority (Bronson Healthcare Group Obligated Group)
Series 2016
4.00%, 5/15/31-5/15/36	20,100	20,657,076
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System)
Series 2014C-1
5.00%, 7/01/44	1,750	1,910,283
Michigan Finance Authority (Great Lakes Water Authority Water Supply System)
Series 2014D4
5.00%, 7/01/29-7/01/34	2,100	2,335,687
Series 2015D-1
5.00%, 7/01/34	2,000	2,219,160

	Principal Amount (000)	U.S. $ Value
Series 2015D-2
5.00%, 7/01/34	$3,400	$3,746,732
Michigan Finance Authority (Henry Ford Health System Obligated Group)
Series 2016
4.00%, 11/15/35-11/15/36	5,000	5,116,880
5.00%, 11/15/32	3,850	4,380,106
Michigan Finance Authority (MidMichigan Obligated Group)
Series 2014
5.00%, 6/01/34	2,000	2,236,820
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/31-7/01/33	7,950	8,708,604
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (b)(c)	2,200	2,433,948
Series 2016
9.00%, 12/01/25 (a)(b)(c)(i)	8,970	8,751,132
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group)
Series 2013
5.50%, 6/01/47	2,000	2,081,760
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48	5,775	5,742,487

		111,145,571

Minnesota - 0.2%
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/33	1,000	1,137,170
Southern Minnesota Municipal Power Agency
Series 2017A
5.00%, 1/01/47	1,780	2,042,158
Western Minnesota Municipal Power Agency
Series 2015A
5.00%, 1/01/34	1,030	1,174,911

		4,354,239

Mississippi - 0.4%
Mississippi Development Bank (Mississippi Development Bank State Lease)
Series 2016C
5.00%, 8/01/27	7,830	9,272,129

Missouri - 1.3%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group)
Series 2017A
5.00%, 3/01/36	2,925	3,180,616

	Principal Amount (000)	U.S. $ Value
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	$100	$104,574
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
5.75%, 11/15/36 (b)(c)	1,780	1,765,707
6.00%, 11/15/46 (b)(c)	4,400	4,399,516
Lees Summit Industrial Development Authority (John Knox Village Obligated Group)
Series 2014A
5.25%, 8/15/39	620	657,591
Series 2016A
5.00%, 8/15/36-8/15/46	4,060	4,252,679
Missouri Joint Municipal Electric Utility Commission
Series 2014
5.00%, 1/01/31	3,240	3,641,825
Missouri State Environmental Improvement & Energy Resources Authority (Union Electric Co.)
NATL
3.46%, 9/01/33 (h)	1,325	1,255,649
NATL Series 1992
2.293%, 12/01/22 (h)	550	522,478
NATL Series 1998A
2.48%, 9/01/33 (h)	3,000	2,842,980
NATL Series 1998B
3.12%, 9/01/33 (h)	1,150	1,089,809
St Louis County Industrial Development Authority (St Andrews Resources for Seniors)
Series 2015A
5.00%, 12/01/35 (b)	2,000	2,107,080
5.125%, 12/01/45 (b)	4,500	4,732,110

		30,552,614

Montana - 0.1%
Montana Facility Finance Authority (Benefis Health System Obligated Group)
Series 2016
5.00%, 2/15/34	1,085	1,222,871

Nebraska - 0.6%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.00%, 9/01/32-9/01/42	2,975	3,311,294
Series 2017A
5.00%, 9/01/42	10,000	12,270,700

		15,581,994

Nevada - 1.8%
City of Carson City NV (Carson Tahoe Regional Healthcare)
Series 2017
5.00%, 9/01/37-9/01/47	3,935	4,344,857

	Principal Amount (000)	U.S. $ Value
Clark County School District
Series 2017C
5.00%, 6/15/33-6/15/36	$17,110	$19,554,463
Las Vegas Redevelopment Agency
Series 2016
5.00%, 6/15/40	1,800	1,995,732
Las Vegas Valley Water District
Series 2016A
5.00%, 6/01/46	14,000	16,094,400

		41,989,452

New Hampshire - 0.6%
New Hampshire Health and Education Facilities Authority Act (Concord Hospital Obligated Group)
Series 2017
5.00%, 10/01/47	8,105	8,933,412
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	2,940	3,156,678
Series 2016
5.00%, 1/01/41	1,435	1,620,703

		13,710,793

New Jersey - 9.0%
City of Bayonne NJ
BAM Series 2016
5.00%, 7/01/39	1,075	1,194,927
Hudson County Improvement Authority (County of Hudson NJ)
Series 2016
5.00%, 5/01/32	3,645	4,196,962
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/30	3,455	3,664,477
Series 2014P
5.00%, 6/15/29	5,000	5,359,750
Series 2014U
5.00%, 6/15/21	3,500	3,755,150
Series 2015X
5.00%, 6/15/21	15,920	17,080,568
Series 2017A
5.00%, 7/01/33	1,640	1,770,216
Series 2017B
5.00%, 11/01/20	7,505	7,995,752
Series 2017D
5.00%, 6/15/33-6/15/42	5,370	5,766,410
Series 2018A
5.00%, 6/15/42-6/15/47	5,885	6,294,917
Series 2018C
5.00%, 6/15/42	7,085	7,586,051
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/37-10/01/47	6,035	6,543,323

	Principal Amount (000)	U.S. $ Value
New Jersey Economic Development Authority (UMM Energy Partners LLC)
Series 2012A
5.125%, 6/15/43	$735	$765,120
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	2,850	3,117,644
Series 2000B
5.625%, 11/15/30	1,475	1,674,892
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group)
Series 2017A
5.00%, 7/01/35-7/01/37	4,300	4,942,877
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	100	105,915
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group)
Series 2017A
5.00%, 7/01/36-7/01/42	8,645	9,737,252
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease)
Series 2017
5.00%, 10/01/35	1,070	1,155,803
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/27-6/15/30	33,625	37,255,166
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2014A
5.00%, 6/15/38	1,000	1,058,570
Series 2015A
5.00%, 6/15/45	8,450	8,956,662
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/27 (Pre-refunded/ETM) (b)	170	192,902
5.00%, 1/01/27 (Pre-refunded/ETM)	2,330	2,643,898
5.00%, 1/01/32 (Pre-refunded/ETM)	1,000	1,134,720
Series 2015E
5.00%, 1/01/33-1/01/45	15,400	17,325,140
Series 2016A
5.00%, 1/01/33	6,500	7,424,365
Series 2017A
5.00%, 1/01/33-1/01/34	15,000	17,292,800
Series 2017B
5.00%, 1/01/32-1/01/33	13,540	15,827,023

	Principal Amount (000)	U.S. $ Value
Tobacco Settlement Financing Corp./NJ
Series 20071A
5.00%, 6/01/41	$13,470	$13,277,514

		215,096,766

New Mexico - 0.0%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center)
Series 2012
5.50%, 7/01/42	1,060	1,139,648

New York - 5.6%
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.25%, 11/01/34	2,000	2,100,560
City of Newburgh NY
Series 2012A
5.625%, 6/15/34	245	268,513
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group)
Series 2016B
5.00%, 7/01/46	9,020	10,068,124
Hudson Yards Infrastructure Corp.
Series 2017A
5.00%, 2/15/34-2/15/36	28,140	32,604,727
Metropolitan Transportation Authority
Series 2013E
5.00%, 11/15/32	4,425	5,022,463
Series 2016A
5.00%, 11/15/32	3,440	3,963,086
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
6.50%, 1/01/32 (b)	75	79,116
6.70%, 1/01/49 (b)	454	475,385
Series 2014B
5.50%, 7/01/20 (b)	232	236,234
Series 2014C
2.00%, 1/01/49 (b)(g)	514	87,341
New York City Municipal Water Finance Authority
Series 2017E
5.00%, 6/15/36	7,305	8,509,814
New York Liberty Development Corp. (7 World Trade Center II LLC)
Series 2012
5.00%, 3/15/44	100	106,932
New York Liberty Development Corp. (Goldman Sachs Headquarters LLC)
Series 2005
5.25%, 10/01/35	1,325	1,646,445
New York NY GO
Series 2013A-1
5.00%, 10/01/28 (e)	500	563,610

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/30-12/01/34 (c)	$4,200	$4,611,326
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2015A
5.00%, 3/15/35	2,250	2,592,518
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001B
2.293%, 10/01/36 (h)	3,200	3,065,504
XLCA Series 2004A
2.153%, 1/01/39 (h)	4,100	3,927,103
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2012I
5.00%, 1/01/37	2,000	2,212,040
Series 2016A
5.00%, 1/01/41	3,800	4,300,308
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A
5.00%, 7/01/41-7/01/46	13,185	14,371,478
Orange County Funding Corp. (The Hamlet at Wallkill)
Series 2013
6.50%, 1/01/46 (b)	1,110	1,115,461
Port Authority of New York & New Jersey
Series 2012
5.00%, 10/01/34	3,900	4,278,300
Series 2013178
5.00%, 12/01/33	5,000	5,604,900
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/28-11/15/29 (e)	1,950	2,221,151
Series 2017B
5.00%, 11/15/35	6,170	7,228,895
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz)
Series 2017
5.00%, 9/15/37 (b)	860	839,988
5.25%, 9/15/42-9/15/53 (b)	2,330	2,293,559
Westchester County Local Development Corp. (Kendal on Hudson)
Series 2013
5.00%, 1/01/34	3,840	4,135,603
Westchester County Local Development Corp. (Westchester County Healthcare Corp./NY)
Series 2016
5.00%, 11/01/46	4,230	4,514,890

		133,045,374

North Carolina - 1.2%
County of New Hanover NC (New Hanover Regional Medical Center)
Series 2017
5.00%, 10/01/42-10/01/47	5,830	6,581,656

	Principal Amount (000)	U.S. $ Value
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.875%, 7/01/40 (b)	$5,000	$5,251,950
5.00%, 7/01/45 (b)	1,000	1,058,310
North Carolina Medical Care Commission (Mission Health System, Inc./NC)
Series 2017
5.00%, 10/01/30-10/01/36	10,025	11,671,895
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/30 (b)	2,250	2,419,875
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group)
Series 2015A
5.00%, 9/01/37 (b)	1,735	1,856,207
Series 2017
5.00%, 9/01/46 (b)	1,000	1,045,370

		29,885,263

North Dakota - 0.5%
County of Ward ND (Trinity Health Obligated Group)
Series 2017C
5.00%, 6/01/48-6/01/53	10,230	10,997,577

Ohio - 3.2%
American Municipal Power, Inc.
Series 2016A
5.00%, 2/15/37-2/15/41	10,200	11,398,986
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	19,875	19,228,864
Butler County Port Authority (StoryPoint Obligated Group)
Series 2017A-1
6.375%, 1/15/43 (b)(c)	675	708,993
City of Chillicothe OH (Adena Health System Obligated Group)
Series 2017
5.00%, 12/01/37	7,500	8,461,875
County of Cuyahoga OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/42	6,490	6,988,627
5.25%, 2/15/47	12,860	13,896,516
County of Franklin OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47 (b)	2,300	2,318,538
County of Hamilton OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	1,030	1,087,731

	Principal Amount (000)	U.S. $ Value
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 20151
7.00%, 1/15/40 (b)	$2,500	$2,618,650
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29	4,840	4,569,492
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33	3,820	3,605,851
Toledo-Lucas County Port Authority (StoryPoint Obligated Group)
Series 2016
6.375%, 1/15/51 (b)(c)	1,000	1,040,390

		75,924,513

Oklahoma - 0.1%
Tulsa Airports Improvement Trust (American Airlines, Inc.)
Series 2013A
5.50%, 6/01/35 (b)	1,125	1,217,003

Oregon - 0.2%
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront)
Series 2014A
5.00%, 10/01/19 (b)	280	289,092
State of Oregon
Series 2017L
5.00%, 8/01/34	4,170	4,938,030

		5,227,122

Pennsylvania - 7.3%
Allentown Neighborhood Improvement Zone Development Authority
Series 2017
5.00%, 5/01/42 (c)	2,270	2,420,388
Bensalem Township School District
Series 2013
5.00%, 6/01/29	8,570	9,810,507
Cheltenham Township School District
Series 2016B
5.00%, 2/15/39	1,780	2,013,536
City of Philadelphia PA
Series 2013A
5.00%, 7/15/21	1,200	1,319,520
Series 2017
5.00%, 8/01/29-8/01/31	12,110	14,033,281
AGM Series 2017A
5.00%, 8/01/33-8/01/34	13,000	14,879,600
City of Philadelphia PA Water & Wastewater Revenue
Series 2017A
5.00%, 10/01/35-10/01/36	5,105	5,878,280

	Principal Amount (000)	U.S. $ Value
County of Lehigh PA (Lehigh Valley Health Network Obligated Group)
Series 2016A
4.00%, 7/01/35	$18,200	$18,658,276
Crawford County Hospital Authority (Meadville Medical Center Obligated Group)
Series 2016A
6.00%, 6/01/51 (b)	2,200	2,274,008
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45 (b)	180	188,564
Series 2012
5.25%, 1/01/41 (b)	1,000	1,030,940
Delaware River Joint Toll Bridge Commission
Series 2017
5.00%, 7/01/34-7/01/37	14,500	16,753,110
Montgomery County Higher Education & Health Authority (Philadelphia Presbytery Homes Obligated Group)
Series 2017
5.00%, 12/01/47	1,500	1,645,950
Montgomery County Industrial Development Authority/PA
Series 2010
6.50%, 12/01/25 (Pre-refunded/ETM)	200	234,718
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community)
Series 2015
5.00%, 1/01/30 (b)	1,040	1,060,654
5.25%, 1/01/40 (b)	4,740	4,800,056
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.75%, 7/01/35 (b)	5,135	5,498,866
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University)
Series 2012A
5.25%, 3/01/42	265	282,485
Series 2016A
5.00%, 3/01/37	1,400	1,542,520
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The))
Series 2012A
5.00%, 11/01/41	1,620	1,744,448
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34	2,830	3,163,119

	Principal Amount (000)	U.S. $ Value
Pennsylvania Higher Educational Facilities Authority (Drexel University)
Series 2016
5.00%, 5/01/32	$1,000	$1,135,730
Series 2017
5.00%, 5/01/41	1,000	1,129,980
Pennsylvania Turnpike Commission
Series 2016
5.00%, 6/01/37	4,000	4,419,200
Series 2017B
5.00%, 6/01/35-6/01/36	12,850	14,403,201
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group)
Series 2017A
5.00%, 7/01/42	2,000	2,131,300
Philadelphia Gas Works Co.
Series 2016
5.00%, 10/01/31-10/01/34	5,300	6,041,091
School District of Philadelphia (The)
Series 2015A
5.00%, 9/01/34-9/01/35	2,615	2,824,337
Series 2016F
5.00%, 9/01/33-9/01/36	4,000	4,336,370
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project)
Series 2016A
5.00%, 1/01/51-1/01/57 (c)	12,110	11,763,008
Series 2016B
6.08%, 1/01/26 (c)	990	951,539
Series 2016C
Zero Coupon, 1/01/36 (c)	2,945	977,887
Series 2016D
Zero Coupon, 1/01/57 (c)	60,400	3,695,272
State Public School Building Authority (Harrisburg School District)
AGM Series 2016A
5.00%, 12/01/29-12/01/30	9,880	11,352,667

		174,394,408

Puerto Rico - 0.3%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26 (d)	7,195	5,890,906
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.375%, 4/01/42	335	294,800

		6,185,706

Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp.
Series 2011
8.375%, 1/01/46 (Pre-refunded/ETM)	3,150	3,741,255

	Principal Amount (000)	U.S. $ Value
Rhode Island Health & Educational Building Corp. (City of Woonsocket RI)
AGM Series 2017A
5.00%, 5/15/28-5/15/29	$2,000	$2,294,070

		6,035,325

South Carolina - 0.8%
South Carolina Jobs-Economic Development Authority (Lutheran Homes of South Carolina Obligated Group)
Series 2013
5.00%, 5/01/43 (b)	1,000	1,026,830
5.125%, 5/01/48 (b)	1,000	1,030,270
South Carolina Public Service Authority
5.00%, 12/01/37	3,430	3,867,771
Series 2013A
5.00%, 12/01/38	575	631,235
Series 2013B
5.00%, 12/01/38	810	889,218
Series 2014B
5.00%, 12/01/38	1,160	1,273,170
Series 2014C
5.00%, 12/01/36	495	548,618
Series 2015A
5.00%, 12/01/55	2,600	2,844,842
Series 2016A
5.00%, 12/01/34-12/01/36	4,565	5,146,166
Series 2016B
5.00%, 12/01/56	1,600	1,771,920

		19,030,040

South Dakota - 1.6%
South Dakota Health & Educational Facilities Authority (Avera Health Obligated Group)
Series 2017
5.00%, 7/01/46	15,000	16,857,300
South Dakota Health & Educational Facilities Authority (Regional Health System Obligated Group/SD)
Series 2017
5.00%, 9/01/33-9/01/40	18,295	20,641,565

		37,498,865

Tennessee - 0.8%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (b)(c)	8,135	7,900,793
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group)
Series 2012
5.00%, 8/15/42	4,890	5,189,415

	Principal Amount (000)	U.S. $ Value
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University Medical Center)
Series 2016
5.00%, 7/01/40	$2,435	$2,694,473
Series 2017A
5.00%, 7/01/48	2,335	2,578,284
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.)
Series 2012
5.25%, 12/01/42 (b)	1,000	1,035,250
5.375%, 12/01/47 (b)	800	830,736

		20,228,951

Texas - 6.4%
Arlington Higher Education Finance Corp. (Harmony Public Schools)
Series 2016A
5.00%, 2/15/41-2/15/46	6,060	6,830,006
Arlington Higher Education Finance Corp. (Wayside Schools)
Series 2016A
4.625%, 8/15/46	2,450	2,451,936
Central Texas Regional Mobility Authority
Series 2013
5.00%, 1/01/42	3,500	3,774,365
Series 2016
5.00%, 1/01/33-1/01/40	6,855	7,637,598
Central Texas Turnpike System
Series 2015C
5.00%, 8/15/37	6,800	7,533,584
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/30	1,965	2,205,536
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2014
5.00%, 7/01/29	3,155	3,462,676
Series 2015B
5.00%, 7/15/30-7/15/35	2,960	3,257,723
City of San Antonio TX Electric & Gas Systems Revenue
Series 2017
5.00%, 2/01/33-2/01/35	9,295	10,860,053
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2012
5.00%, 8/15/42	530	555,138
Series 2013
6.00%, 8/15/43	1,000	1,147,840
Series 2016A
5.00%, 8/15/34-8/15/36	4,180	4,822,718
Dallas County Flood Control District No 1
Series 2015
5.00%, 4/01/28 (b)(c)	1,150	1,203,119
Dallas/Fort Worth International Airport

	Principal Amount (000)	U.S. $ Value
Series 2012E
5.00%, 11/01/35	$1,500	$1,603,440
Decatur Hospital Authority (Wise Regional Health System)
Series 2014A
5.25%, 9/01/44	3,150	3,381,399
Mission Economic Development Corp. (Natgasoline LLC)
Series 2016B
5.75%, 10/01/31 (c)	5,225	5,452,967
New Hope Cultural Education Facilities Finance Corp.
Series 2017A
5.00%, 4/01/37	1,380	1,512,659
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49 (b)	1,700	1,811,418
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor)
Series 2016
4.00%, 11/01/36	1,475	1,474,926
North East Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/46	4,940	5,430,295
North Texas Education Finance Corp. (Uplift Education)
Series 2012A
5.125%, 12/01/42	280	294,672
North Texas Tollway Authority
Series 2014B
5.00%, 1/01/31	8,975	10,033,691
Series 2015A
5.00%, 1/01/35	7,000	7,784,980
Series 2015B
5.00%, 1/01/34	3,500	3,931,725
Series 2016A
5.00%, 1/01/39	4,000	4,505,720
Series 2017B
5.00%, 1/01/33-1/01/43	7,400	8,318,156
Red River Health Facilities Development Corp.
Series 2011A
8.00%, 11/15/46 (Pre-refunded/ETM) (b)	1,790	2,192,141
Red River Health Facilities Development Corp. (MRC Crossings Proj)
Series 2014A
7.75%, 11/15/44 (b)	1,315	1,519,167
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation)
Series 2012
5.50%, 1/01/32	1,740	1,833,629
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 7/01/38 (b)(d)	2,180	473,060

	Principal Amount (000)	U.S. $ Value
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.50%, 11/15/22	$200	$200,102
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living, Inc.)
Series 2017A
6.625%, 11/15/37 (b)	2,500	2,778,975
Series 2017B-3
3.875%, 11/15/22 (b)	1,200	1,201,968
Tarrant County Cultural Education Facilities Finance Corp. (CC Young Memorial Home Obligated Group)
Series 2017A
6.375%, 2/15/41-2/15/48 (b)	6,875	7,342,930
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015B
5.00%, 11/15/30	4,000	4,276,160
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.25%, 11/15/39-11/15/44 (b)	5,025	4,496,254
Series 2009B
6.86%, 11/15/45 (b)(j)	1,075	959,771
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44-10/01/49	2,065	2,206,541
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.)
Series 2008D
6.25%, 12/15/26	1,000	1,187,240
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group LLC)
Series 2016
5.00%, 12/31/40	1,255	1,384,114
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	660	732,824
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	200	217,542
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)

	Principal Amount (000)	U.S. $ Value
Series 2013
6.75%, 6/30/43	$3,600	$4,190,292
Travis County Health Facilities Development Corp.
Series 2012A
7.00%, 1/01/32 (Pre-refunded/ETM) (b)	1,200	1,371,192
7.125%, 1/01/46 (Pre-refunded/ETM) (b)	2,430	2,785,217
Uptown Development Authority
Series 2017A
5.00%, 9/01/35	1,015	1,136,556
Viridian Municipal Management District
Series 2011
9.00%, 12/01/37 (Pre-refunded/ETM) (b)	75	94,137

		153,858,152

Utah - 0.0%
Timber Lakes Water Special Service District
Series 2011
8.125%, 6/15/31 (b)	85	92,750
Utah Charter School Finance Authority (North Star Academy)
Series 2010A
7.00%, 7/15/45	100	106,868

		199,618

Vermont - 0.1%
Vermont Economic Development Authority (Wake Robin Corp.)
Series 2012
5.40%, 5/01/33 (b)	200	212,834
Vermont Educational & Health Buildings Financing Agency (University of Vermont Health Network Obligated Group)
Series 2016A
5.00%, 12/01/34	1,500	1,698,360
Series 2016B
5.00%, 12/01/37	1,270	1,426,083

		3,337,277

Virginia - 0.8%
Cherry Hill Community Development Authority (Potomac Shores Project)
Series 2015
5.15%, 3/01/35 (b)(c)	1,000	1,027,400
Chesapeake Bay Bridge & Tunnel District
Series 2016
5.00%, 7/01/46	1,000	1,123,200
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43 (b)	1,030	1,064,773
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
Series 2012A
5.00%, 7/15/47	300	324,180

	Principal Amount (000)	U.S. $ Value
Fairfax County Economic Development Authority (Vinson Hall LLC)
Series 2013A
5.00%, 12/01/47 (b)	$1,955	$2,040,160
Tobacco Settlement Financing Corp./VA
Series 2007B-1
5.00%, 6/01/47	6,790	6,577,337
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog)
Series 2013A
5.00%, 2/01/28 (e)	550	631,202
Virginia College Building Authority (Marymount University)
Series 2015B
5.25%, 7/01/35 (c)	1,000	1,082,140
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo. LLC)
Series 2012
5.50%, 1/01/42	3,580	3,958,263
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC)
Series 2017
5.00%, 12/31/52	2,250	2,482,492

		20,311,147

Washington - 1.7%
King County Public Hospital District No 4
Series 2015A
5.00%, 12/01/30 (b)	2,235	2,239,157
Port of Seattle WA
Series 2015C
5.00%, 4/01/33	5,035	5,694,132
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group)
Series 2017A
5.00%, 7/01/35-7/01/42	5,200	5,852,636
Series 2017B
5.00%, 7/01/34	1,855	2,106,315
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group)
Series 2017
5.00%, 8/15/33-8/15/37	12,990	14,548,222
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47 (b)(c)	3,550	3,882,386
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group)
Series 2016A
5.00%, 1/01/31-1/01/46 (c)	2,790	2,982,324
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A

	Principal Amount (000)	U.S. $ Value
7.375%, 1/01/44 (b)(c)	$3,215	$3,735,348

		41,040,520

West Virginia - 0.1%
West Virginia Hospital Finance Authority (West Virginia University Health System Obligated Group)
AGM Series 2004B
2.17%, 2/15/34 (h)	850	795,396
West Virginia Hospital Finance Authority (West Virginia University Health System, Inc.)
Series 2013A
5.50%, 6/01/44	2,100	2,334,339

		3,129,735

Wisconsin - 2.6%
University of Wisconsin Hospitals & Clinics
Series 2013A
5.00%, 4/01/38	4,155	4,597,798
Wisconsin Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group)
Series 2017
5.00%, 8/15/52	20,345	22,643,985
Wisconsin Public Finance Authority (American Dream at Meadowlands Project)
Series 2017
7.00%, 12/01/50 (b)(c)	4,985	5,840,276
Wisconsin Public Finance Authority (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group)
Series 2016
5.125%, 6/01/48 (b)(c)	3,335	3,367,416
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016C
4.30%, 11/01/30	2,060	2,113,148
Series 2016D
4.05%, 11/01/30	720	738,770
Wisconsin Public Finance Authority (Gannon University)
Series 2017
5.00%, 5/01/42	1,000	1,073,400
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.)
Series 2017A
5.25%, 5/15/37-5/15/47 (c)	3,225	3,497,882
Wisconsin Public Finance Authority (Million Air Two LLC Obligated Group)
Series 2017B
7.125%, 6/01/41 (b)(c)	7,885	7,797,555
Wisconsin Public Finance Authority (Natgasoline LLC)
Series 2016
10.00%, 6/30/21 (b)(c)	7,718	7,727,147

	Principal Amount (000)	U.S. $ Value
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.)
Series 2015
5.25%, 3/01/35 (c)	$1,550	$1,599,833
Wisconsin Public Finance Authority (Rose Villa)
Series 2014A
5.75%, 11/15/44 (b)	1,000	1,077,170
Wisconsin Public Finance Authority (Seabury Retirement Community)
Series 2015A
5.00%, 9/01/30 (c)	545	572,381

		62,646,761

Total Municipal Obligations (cost $2,298,370,985)		2,329,598,660

	Shares
SHORT-TERM INVESTMENTS - 3.2%
Investment Companies - 3.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.17% (k)(l)(m) (cost $71,905,411)	71,905,411	71,905,411

	Principal Amount (000)
Corporates - Investment Grade - 0.2%
Industrial - 0.2%
Texas Pellets, Inc./German Pellets Texas LLC 8.00%, 9/30/18 (b)(f)(n) (cost $4,415,000)	$4,415	4,415,000

Total Short-Term Investments (cost $76,320,411)		76,320,411

Total Investments - 100.6% (cost $2,374,691,396) (o)		2,405,919,071
Other assets less liabilities - (0.6)%		(14,005,660)

Net Assets - 100.0%		$2,391,913,411

(a)	When-Issued or delayed delivery security.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate market value of these securities amounted to $150,703,388 or 6.3% of net assets.
(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California School Finance Authority (Tri-Valley Learning Corp.)
Series 2012A
7.00%, 06/01/47	9/07/12	$730,000	$543,850	0.02%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B
10.50%, 07/01/39	12/09/13	1,973,785	27,500	0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2014A
7.50%, 07/01/23	7/31/14	868,863	12,500	0.00%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 06/01/26	12/12/16	6,855,083	5,890,906	0.25%
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 07/01/38	5/08/13	2,242,779	473,060	0.02%

(e)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.28% of net assets as of January 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Florida Development Finance Corp. (Tuscan Isle Obligated Group)
Series 2015A
7.00%, 6/01/45	5/25/16	$3,083,533	$2,367,690	0.10%
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 9/30/18	1/12/18	2,205,000	2,205,000	0.09%
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 9/30/18	4/24/17	900,000	900,000	0.04%
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 9/30/18	6/15/16	865,000	865,000	0.04%
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 9/30/18	7/13/17	445,000	445,000	0.02%

(g)	Illiquid security.
(h)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of January 31, 2018 and the aggregate market value of these securities amounted to $20,729,992 or 0.87% of net assets.
(i)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(j)	Variable rate coupon, rate shown as of January 31, 2018.
(k)	Affiliated investments.
(l)	The rate shown represents the 7-day yield as of period end.

(m)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(n)	Fair valued by the Adviser.
(o)	As of January 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $58,073,727 and gross unrealized depreciation of investments was $(26,846,052), resulting in net unrealized appreciation of $31,227,675.

As of January 31, 2018, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.8% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
NATL	-	National Interstate Corporation
SD	-	School District
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Shares

January 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$2,090,630,644		$238,968,016		$2,329,598,660
Short-Term Investments:
Investment Companies		71,905,411		– 0	–	– 0	–	71,905,411
Corporates - Investment Grade		– 0	–	– 0	–	4,415,000		4,415,000

Total Investments in Securities		71,905,411		2,090,630,644		243,383,016		2,405,919,071
Other Financial Instruments (a)		– 0	–	– 0	–	– 0	–	– 0	–

Total (b)		$71,905,411		$2,090,630,644		$243,383,016		$2,405,919,071

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds	Corporates - Investment Grade		Total
Balance as of 4/30/17	$200,397,233	$1,765,000		$202,162,233
Accrued discounts/(premiums)	378,016	– 0	–	378,016
Realized gain (loss)	(132,928)	– 0	–	(132,928)
Change in unrealized appreciation/depreciation	4,318,135	– 0	–	4,318,135

	Long-Term Municipal Bonds		Corporates - Investment Grade			Total
Purchases	57,723,803			2,650,000		60,373,803
Sales	(23,825,356)			– 0	–	(23,825,356)
Transfers in to Level 3	109,113			– 0	–	109,113
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 1/31/18	$238,968,016			$4,415,000		$243,383,016	(a)

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18	$4,115,343		$	– 0	–	$4,115,343

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at January 31, 2018. Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/18	Valuation Technique	Unobservable Input	Input
Corporates—Investment Grade	$4,415,000	Market Approach	Expected Recovery Value	$100.00 / N/A

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. A significant increase (decrease) in Expected Recovery Value would be expected to result in a significantly lower (higher) fair value measurement.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended January 31, 2018 is as follows:

Fund	Market Value 4/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$14,753	$561,694	$504,542	$71,905	$0

AB Taxable Multi-Sector Income Shares

Portfolio of Investments

January 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 57.7%
Industrial - 31.2%
Basic - 1.6%
Barrick North America Finance LLC
4.40%, 5/30/21	$2	$2,105
Dow Chemical Co. (The)
4.25%, 11/15/20	7	7,268
8.55%, 5/15/19	475	510,839
Glencore Finance Canada Ltd.
4.95%, 11/15/21 (a)	505	536,077
Glencore Funding LLC
3.00%, 10/27/22 (a)	225	221,398
Packaging Corp. of America
2.45%, 12/15/20	1,010	1,004,869

		2,282,556

Capital Goods - 3.9%
Caterpillar Financial Services Corp.
1.90%, 3/22/19	115	114,507
2.10%, 1/10/20	435	432,212
Series G
1.85%, 9/04/20	315	309,412
Emerson Electric Co.
5.00%, 4/15/19	504	519,029
General Electric Co.
Series G
6.00%, 8/07/19	470	494,120
John Deere Capital Corp.
1.25%, 10/09/19	435	427,157
1.816% (LIBOR 3 Month + 0.12%), 7/05/19 (b)	465	465,116
1.95%, 6/22/20	100	98,828
Northrop Grumman Corp.
2.08%, 10/15/20	1,000	985,140
Rockwell Collins, Inc.
1.95%, 7/15/19	830	823,252
United Technologies Corp.
1.50%, 11/01/19	525	517,004
4.50%, 4/15/20	300	312,777

		5,498,554

Communications - Media - 0.6%
21st Century Fox America, Inc.
4.50%, 2/15/21	105	110,848
Comcast Corp.
5.15%, 3/01/20	78	82,294
5.70%, 7/01/19	502	525,037
RELX Capital, Inc.
8.625%, 1/15/19	25	26,441
Time Warner Cable LLC
4.00%, 9/01/21	5	5,106
8.75%, 2/14/19	40	42,420

		792,146

Communications - Telecommunications - 1.0%
AT&T, Inc.

	Principal Amount (000)	U.S. $ Value
2.45%, 6/30/20	$290	$288,150
5.80%, 2/15/19	515	533,040
Deutsche Telekom International Finance BV
1.50%, 9/19/19 (a)	560	550,799
Telefonica Emisiones SAU
5.462%, 2/16/21	45	48,436

		1,420,425

Consumer Cyclical - Automotive - 4.1%
American Honda Finance Corp.
1.20%, 7/12/19	410	403,050
7.625%, 10/01/18 (a)	150	155,444
BMW US Capital LLC
1.45%, 9/13/19 (a)	190	187,125
1.50%, 4/11/19 (a)	375	371,496
Ford Motor Credit Co. LLC
2.425%, 6/12/20	400	395,556
3.336%, 3/18/21	325	326,414
5.875%, 8/02/21	210	227,489
General Motors Co.
2.192% (LIBOR 3 Month + 0.80%), 8/07/20 (b)	125	125,795
General Motors Financial Co., Inc.
2.40%, 5/09/19	315	314,216
2.45%, 11/06/20	220	217,136
3.10%, 1/15/19	270	271,742
3.15%, 1/15/20	100	100,746
3.25%, 5/15/18	8	8,025
Harley-Davidson Financial Services, Inc.
2.15%, 2/26/20 (a)	435	429,593
2.25%, 1/15/19 (a)	155	154,781
Nissan Motor Acceptance Corp.
1.55%, 9/13/19 (a)	560	551,298
2.15%, 9/28/20 (a)	455	448,830
Toyota Motor Credit Corp.
1.70%, 1/09/19	550	548,152
Series G
2.20%, 1/10/20	500	498,230

		5,735,118

Consumer Cyclical - Other - 1.1%
DR Horton, Inc.
2.55%, 12/01/20	1,000	994,300
Marriott International, Inc./MD
6.75%, 5/15/18	515	521,690

		1,515,990

Consumer Cyclical - Restaurants - 0.5%
McDonald’s Corp.
2.10%, 12/07/18	285	284,880
Starbucks Corp.
2.20%, 11/22/20	477	473,351

		758,231

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Retailers - 0.6%
CVS Health Corp.
2.25%, 12/05/18	$825	$825,281

Consumer Non-Cyclical - 8.9%
AbbVie, Inc.
2.00%, 11/06/18	830	829,170
2.50%, 5/14/20	17	16,951
Allergan Funding SCS
2.45%, 6/15/19	210	209,435
3.00%, 3/12/20	610	612,470
Altria Group, Inc.
2.625%, 1/14/20	120	120,228
Amgen, Inc.
5.70%, 2/01/19	790	815,817
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/01/21	579	577,031
Baxalta, Inc.
3.60%, 6/23/22	75	75,902
Becton Dickinson and Co.
2.133%, 6/06/19	100	99,375
2.675%, 12/15/19	783	782,515
Biogen, Inc.
3.625%, 9/15/22	54	55,496
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	1	1,077
Conagra Brands, Inc.
2.204% (LIBOR 3 Month + 0.50%), 10/09/20 (b)	1,000	1,001,180
Constellation Brands, Inc.
2.00%, 11/07/19	1,055	1,045,072
Kraft Heinz Foods Co.
2.80%, 7/02/20	95	95,039
Kroger Co. (The)
2.00%, 1/15/19	385	384,184
6.15%, 1/15/20	150	160,127
Laboratory Corp. of America Holdings
2.625%, 2/01/20	430	429,463
Medtronic, Inc.
3.15%, 3/15/22	100	101,268
Molson Coors Brewing Co.
1.45%, 7/15/19	456	448,576
2.25%, 3/15/20	375	371,336
Mylan NV
2.50%, 6/07/19	665	662,879
Mylan, Inc.
2.60%, 6/24/18	26	26,031
PepsiCo, Inc.
2.00%, 4/15/21	1,000	982,440
Philip Morris International, Inc.
1.875%, 11/01/19	1,055	1,045,568
Reynolds American, Inc.
4.00%, 6/12/22	100	103,309
Stryker Corp.
2.00%, 3/08/19	560	556,562
Tyson Foods, Inc.
2.037% (LIBOR 3 Month + 0.55%), 6/02/20 (b)	475	477,746

	Principal Amount (000)	U.S. $ Value
2.25%, 8/23/21	$210	$205,231
2.65%, 8/15/19	158	158,314
4.50%, 6/15/22	30	31,685

		12,481,477

Energy - 3.5%
BP Capital Markets PLC
1.676%, 5/03/19	565	560,853
1.768%, 9/19/19	350	346,626
Canadian Natural Resources Ltd.
5.90%, 2/01/18	3	3,000
Energy Transfer LP
4.65%, 6/01/21	10	10,446
6.70%, 7/01/18	65	66,200
Enterprise Products Operating LLC
2.85%, 4/15/21	410	410,221
5.20%, 9/01/20	55	58,381
Kinder Morgan Energy Partners LP
2.65%, 2/01/19	385	385,728
3.95%, 9/01/22	99	101,568
4.15%, 3/01/22	37	38,086
5.30%, 9/15/20	5	5,294
Kinder Morgan, Inc./DE
3.05%, 12/01/19	435	437,197
Marathon Petroleum Corp.
5.125%, 3/01/21	48	51,191
ONEOK, Inc.
4.25%, 2/01/22	92	95,163
Phillips 66
4.30%, 4/01/22	90	94,594
Schlumberger Finance Canada Ltd.
2.20%, 11/20/20 (a)	1,000	987,890
Schlumberger Holdings Corp.
3.00%, 12/21/20 (a)	85	85,494
Shell International Finance BV
1.375%, 9/12/19	560	551,460
Williams Partners LP
4.125%, 11/15/20	574	591,972

		4,881,364

Services - 0.6%
eBay, Inc.
2.15%, 6/05/20	830	821,484

Technology - 3.7%
Baidu, Inc.
2.875%, 7/06/22	375	367,114
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 1/15/21 (a)	200	194,398
2.375%, 1/15/20 (a)	795	786,692
Cisco Systems, Inc.
1.60%, 2/28/19	450	447,071
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (a)	605	598,242
3.60%, 10/15/20	75	76,260

	Principal Amount (000)	U.S. $ Value
Honeywell International, Inc.
1.807% (LIBOR 3 Month + 0.04%), 10/30/19 (b)	$1,035	$1,034,917
HP, Inc.
3.75%, 12/01/20	8	8,194
4.65%, 12/09/21	23	24,268
IBM Credit LLC
1.625%, 9/06/19	350	346,350
International Business Machines Corp.
1.80%, 5/17/19	100	99,427
Lam Research Corp.
2.80%, 6/15/21	483	482,570
VMware, Inc.
2.30%, 8/21/20	800	784,536

		5,250,039

Transportation - Services - 1.1%
Ryder System, Inc.
3.45%, 11/15/21	500	507,440
United Parcel Service, Inc.
2.05%, 4/01/21	1,050	1,034,281

		1,541,721

		43,804,386

Financial Institutions - 21.3%
Banking - 15.2%
ABN AMRO Bank NV
1.80%, 9/20/19 (a)	495	489,303
American Express Co.
2.20%, 10/30/20	200	197,352
American Express Credit Corp.
Series G
2.25%, 8/15/19	830	828,191
Bank of America Corp.
5.00%, 5/13/21	30	32,069
5.625%, 7/01/20	100	107,212
5.875%, 1/05/21	40	43,547
7.625%, 6/01/19	190	202,872
Series G
2.369%, 7/21/21	500	495,610
Bank of America NA
2.05%, 12/07/18	250	249,730
BB&T Corp.
2.15%, 2/01/21	200	196,760
5.25%, 11/01/19	770	804,496
Canadian Imperial Bank of Commerce
2.10%, 10/05/20	1,000	986,560
Capital One Financial Corp.
2.40%, 10/30/20	220	217,364
2.45%, 4/24/19	140	139,976
2.50%, 5/12/20	230	228,376
4.75%, 7/15/21	20	21,123
Capital One NA/Mclean VA
1.85%, 9/13/19	425	419,666
Citibank NA
2.10%, 6/12/20	665	657,047

	Principal Amount (000)	U.S. $ Value
2.125%, 10/20/20	$300	$295,500
Citigroup, Inc.
2.50%, 7/29/19	390	389,758
Discover Bank
3.10%, 6/04/20	255	256,329
Fifth Third Bancorp
3.50%, 3/15/22	53	53,923
Fifth Third Bank/Cincinnati OH
2.20%, 10/30/20	550	543,323
2.30%, 3/15/19	425	424,473
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21	48	46,856
2.60%, 4/23/20	200	199,538
2.625%, 1/31/19	465	466,674
5.75%, 1/24/22	195	213,804
Series D
6.00%, 6/15/20	40	42,918
Series G
7.50%, 2/15/19	350	368,049
HSBC Holdings PLC
4.00%, 3/30/22	150	155,220
5.10%, 4/05/21	65	69,203
JPMorgan Chase & Co.
2.20%, 10/22/19	250	248,765
4.40%, 7/22/20	365	380,699
4.50%, 1/24/22	95	100,633
6.30%, 4/23/19	535	560,129
KeyBank NA/Cleveland OH
1.60%, 8/22/19	370	364,813
2.35%, 3/08/19	500	499,635
Lloyds Banking Group PLC
3.10%, 7/06/21	585	586,187
Manufacturers & Traders Trust Co.
2.05%, 8/17/20	355	350,097
2.30%, 1/30/19	475	475,560
Mitsubishi UFJ Financial Group, Inc.
2.95%, 3/01/21	215	215,045
Mizuho Financial Group, Inc.
2.632%, 4/12/21 (a)	220	217,246
Morgan Stanley
5.625%, 9/23/19	350	366,810
Series G
2.45%, 2/01/19	900	901,332
5.50%, 7/28/21	102	110,241
PNC Bank NA
1.95%, 3/04/19	580	577,396
2.30%, 6/01/20	250	248,435
2.45%, 11/05/20	250	248,525
PNC Financial Services Group, Inc. (The)
5.125%, 2/08/20	30	31,493
Royal Bank of Canada
2.15%, 10/26/20	1,025	1,012,280
Santander Holdings USA, Inc.
2.70%, 5/24/19	560	559,737
Toronto-Dominion Bank (The)
1.90%, 10/24/19	1,030	1,019,566
US Bank NA/Cincinnati OH
1.40%, 4/26/19	585	578,998

	Principal Amount (000)	U.S. $ Value
2.05%, 10/23/20	$440	$434,042
Wells Fargo & Co.
2.125%, 4/22/19	355	354,340
2.15%, 1/15/19	110	110,035
Wells Fargo Bank NA
1.75%, 5/24/19	600	595,542
2.60%, 1/15/21	325	323,882

		21,314,285

Finance - 1.7%
AIG Global Funding
2.15%, 7/02/20 (a)	560	552,518
Air Lease Corp.
2.50%, 3/01/21	1,015	1,002,790
Synchrony Financial
2.60%, 1/15/19	795	796,638

		2,351,946

Insurance - 3.6%
Anthem, Inc.
2.50%, 11/21/20	1,070	1,063,312
Berkshire Hathaway Finance Corp.
1.70%, 3/15/19	360	358,132
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	3	3,177
Metropolitan Life Global Funding I
1.75%, 9/19/19 (a)	365	360,660
2.05%, 6/12/20 (a)	520	513,365
New York Life Global Funding
1.95%, 9/28/20 (a)	1,000	984,200
Pricoa Global Funding I
1.45%, 9/13/19 (a)	560	550,038
Prudential Financial, Inc.
4.50%, 11/15/20	85	89,236
Reliance Standard Life Global Funding II
2.50%, 4/24/19 (a)	105	105,142
UnitedHealth Group, Inc.
1.70%, 2/15/19	560	557,178
1.95%, 10/15/20	465	457,685
XLIT Ltd.
5.75%, 10/01/21	20	21,762

		5,063,887

REITS - 0.8%
American Tower Corp.
2.80%, 6/01/20	440	440,295
Healthcare Trust of America Holdings LP
2.95%, 7/01/22	110	108,452
Simon Property Group LP
2.50%, 9/01/20	560	559,866

		1,108,613

		29,838,731

	Principal Amount (000)	U.S. $ Value
Utility - 5.2%
Electric - 5.2%
American Electric Power Co., Inc.
2.15%, 11/13/20	$1,050	$1,037,652
Berkshire Hathaway Energy Co.
2.375%, 1/15/21 (a)	650	645,560
Dominion Energy, Inc.
Series A
1.875%, 1/15/19	105	104,630
Series B
1.60%, 8/15/19	565	556,909
Duke Energy Florida LLC
2.10%, 12/15/19	1,000	996,990
Edison International
2.125%, 4/15/20	555	547,285
Entergy Corp.
4.00%, 7/15/22	78	80,652
Exelon Corp.
2.45%, 4/15/21	548	540,175
2.85%, 6/15/20	145	145,471
National Rural Utilities Cooperative Finance Corp.
1.65%, 2/08/19	560	556,741
NextEra Energy Capital Holdings, Inc.
2.80%, 1/15/23	600	591,450
Pinnacle West Capital Corp.
2.25%, 11/30/20	1,000	990,980
Southern Co. (The)
1.85%, 7/01/19	520	515,523
TECO Finance, Inc.
5.15%, 3/15/20	10	10,458

		7,320,476

Total Corporates - Investment Grade (cost $81,625,535)		80,963,593

ASSET - BACKED SECURITIES - 18.5%
Autos - Fixed Rate - 11.2%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19	62	61,983
Series 2016-2, Class A4
1.60%, 1/15/21	1,000	991,964
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20	297	296,807
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20	53	52,560
Series 2017-3, Class A2A
1.69%, 12/18/20	1,045	1,041,635
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)	185	185,880

	Principal Amount (000)	U.S. $ Value
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (a)	$22	$21,719
CarMax Auto Owner Trust
Series 2017-4, Class A3
2.11%, 10/17/22	1,350	1,339,154
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (a)	61	61,099
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (a)	9	8,809
Drive Auto Receivables Trust
Series 2016-CA, Class A3
1.67%, 11/15/19 (a)	99	98,716
Series 2017-3, Class A3
1.85%, 4/15/20	1,250	1,247,376
DT Auto Owner Trust
Series 2017-3A, Class A
1.73%, 8/17/20 (a)	29	28,701
Enterprise Fleet Financing LLC
Series 2015-1, Class A2
1.30%, 9/20/20 (a)	1	1,151
Exeter Automobile Receivables Trust
Series 2016-3A, Class A
1.84%, 11/16/20 (a)	9	9,345
Series 2017-2A, Class A
2.11%, 6/15/21 (a)	31	30,878
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21	934	933,511
Series 2017-1, Class A2A
1.59%, 4/15/20	400	398,782
Flagship Credit Auto Trust
Series 2016-3, Class A1
1.61%, 12/15/19 (a)	14	13,859
Series 2016-4, Class A2
1.96%, 2/16/21 (a)	105	104,375
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (a)	268	267,571
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22	94	93,151
Series 2017-1, Class A1
2.07%, 5/15/22	175	173,218
Series 2017-2, Class A1
2.16%, 9/15/22	1,000	989,776
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18	43	42,937
Series 2017-3, Class A3
2.01%, 11/20/20	1,000	992,441

	Principal Amount (000)	U.S. $ Value
GM Financial Consumer Automobile Receivables Trust
Series 2017-3A, Class A3
1.97%, 5/16/22 (a)	$1,350	$1,337,737
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)	759	758,319
Series 2016-1, Class A1
1.96%, 5/17/21 (a)	100	99,490
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20	39	39,427
Hertz Vehicle Financing II LP
Series 2016-1A, Class A
2.32%, 3/25/20 (a)	1,100	1,096,355
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)	160	159,767
Honda Auto Receivables Owner Trust
Series 2017-3, Class A4
1.98%, 11/20/23	400	394,323
Nissan Auto Lease Trust
Series 2017-B, Class A2A
1.83%, 12/16/19	1,350	1,344,774
Santander Drive Auto Receivables Trust
Series 2016-3, Class A2
1.34%, 11/15/19	6	5,542
USAA Auto Owner Trust
Series 2017-1, Class A4
1.88%, 9/15/22	1,000	986,174
Westlake Automobile Receivables Trust
Series 2016-2A, Class A2
1.57%, 6/17/19 (a)	7	7,322

		15,716,628

Credit Cards - Fixed Rate - 3.6%
Barclays Dryrock Issuance Trust
Series 2015-2, Class A
1.56%, 3/15/21	100	99,925
Cabela’s Credit Card Master Note Trust
Series 2013-1A, Class A
2.71%, 2/17/26 (a)	120	118,880
Chase Issuance Trust
Series 2014-A2, Class A2
2.77%, 3/15/23	105	105,683
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22	120	120,106
Series 2016-1, Class A
2.04%, 3/15/22	2,084	2,080,893
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21	185	184,976
Series 2017-B, Class A
1.98%, 6/15/23	1,000	993,358
Series 2017-C, Class A

	Principal Amount (000)	U.S. $ Value
2.31%, 8/15/24	$1,400	$1,386,023

		5,089,844

Other ABS - Fixed Rate - 2.6%
Ascentium Equipment Receivables Trust
Series 2016-1A, Class A2
1.75%, 11/13/18 (a)	1	1,315
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21	31	30,605
Series 2015-A, Class A4
1.85%, 4/15/21	619	616,548
SBA Tower Trust
3.156%, 10/08/20 (a)	67	66,833
SoFi Consumer Loan Program LLC
Series 2016-3, Class A
3.05%, 12/26/25 (a)(c)	135	135,090
Series 2017-2, Class A
3.28%, 2/25/26 (a)(c)	637	640,566
Series 2017-5, Class A2
2.78%, 9/25/26 (a)(c)	1,000	988,643
Verizon Owner Trust
Series 2017-3A, Class A1A
2.06%, 4/20/22 (a)(c)	1,260	1,247,259

		3,726,859

Credit Cards - Floating Rate - 1.0%
American Express Issuance Trust II
Series 2013-1, Class A
1.84% (LIBOR 1 Month + 0.28%), 2/15/19 (b)	1,200	1,200,378
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
2.04% (LIBOR 1 Month + 0.48%), 2/15/22 (b)	167	167,100

		1,367,478

Autos - Floating Rate - 0.1%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
2.06% (LIBOR 1 Month + 0.50%), 7/15/20 (a)(b)	142	142,606

Total Asset-Backed Securities (cost $26,183,548)		26,043,415

GOVERNMENTS - TREASURIES - 12.4%
United States - 12.4%
U.S. Treasury Notes
1.50%, 7/15/20	4,710	4,628,311
1.875%, 12/15/20	10,000	9,885,937
2.00%, 11/30/22	3,000	2,929,688

Total Governments - Treasuries (cost $17,631,879)		17,443,936

	Principal Amount (000)	U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.2%
Non-Agency Floating Rate CMBS - 2.5%
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
2.56% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(b)(c)	$1,000	$1,000,923
BX Trust
Series 2017-IMC, Class A
2.61% (LIBOR 1 Month + 1.05%), 10/15/32 (a)(b)	1,000	1,002,488
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
3.26% (LIBOR 1 Month + 1.70%), 7/15/36 (a)(b)	353	354,029
Starwood Retail Property Trust
Series 2014-STAR, Class A
2.78% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(b)	1,023	1,023,372
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class A
2.91% (LIBOR 1 Month + 1.35%), 6/15/29 (a)(b)	128	128,360

		3,509,172

Non-Agency Fixed Rate CMBS - 2.5%
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A2
2.962%, 11/10/46	435	436,542
Series 2015-GC29, Class A2
2.674%, 4/10/48	1,000	998,883
Commercial Mortgage Trust
Series 2013-CR6, Class A2
2.122%, 3/10/46	25	25,473
Series 2014-LC15, Class A2
2.84%, 4/10/47	440	441,954
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)	611	588,393
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-C13, Class A2
2.665%, 1/15/46	414	415,251
Series 2013-C16, Class A2
3.07%, 12/15/46	282	283,079
LSTAR Commercial Mortgage Trust
Series 2016-4, Class A2
2.579%, 3/10/49 (a)	100	97,114

	Principal Amount (000)	U.S. $ Value
WF-RBS Commercial Mortgage Trust
Series 2013-C16, Class A2
3.223%, 9/15/46	$180	$181,073

		3,467,762

Agency CMBS - 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K011, Class A1
2.917%, 8/25/20	40	39,946
Series K021, Class A1
1.603%, 1/25/22	113	111,123
Series K025, Class A1
1.875%, 4/25/22	171	168,739

		319,808

Total Commercial Mortgage-Backed Securities (cost $7,379,286)		7,296,742

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%
Risk Share Floating Rate - 1.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2016-HQA1, Class M1
3.311% (LIBOR 1 Month + 1.75%), 9/25/28 (b)	131	131,231
Series 2016-HQA2, Class M1
2.761% (LIBOR 1 Month + 1.20%), 11/25/28 (b)	81	81,394
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C02, Class 1M1
3.711% (LIBOR 1 Month + 2.15%), 9/25/28 (b)	694	700,264
Series 2016-C03, Class 1M1
3.561% (LIBOR 1 Month + 2.00%), 10/25/28 (b)	430	436,119

		1,349,008

Agency Fixed Rate - 0.4%
Federal Home Loan Mortgage Corp. REMICs
Series 4029, Class LD
1.75%, 1/15/27	420	406,875
Series 4459, Class CA
5.00%, 12/15/34	144	151,341

		558,216

Total Collateralized Mortgage Obligations (cost $1,910,704)		1,907,224

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 4.5%
Investment Companies - 4.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.17% (d)(e)(f) (cost $6,387,990)	6,387,990	$6,387,990

Total Investments - 99.7% (cost $141,118,942) (g)		140,042,900
Other assets less liabilities - 0.3%		369,093

Net Assets - 100.0%		$140,411,993

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	3.02%	USD	1,500	$(59,250)	$(84,046)	$24,796
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.02	USD	750	(29,625)	(48,544)	18,919

						$(88,875)	$(132,590)	$43,715

*	Termination date

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate market value of these securities amounted to $22,504,553 or 16.0% of net assets.
(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2018.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	As of January 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $95,847 and gross unrealized depreciation of investments was $(1,132,674), resulting in net unrealized depreciation of $(1,036,827).

Glossary:

ABS	-	Asset-Backed Securities
BA	-	Banker’s Acceptance
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits

AB Taxable Multi-Sector Income Shares

January 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$80,963,593		$	– 0	–	$80,963,593
Asset-Backed Securities		– 0	–	23,031,857			3,011,558		26,043,415
Governments - Treasuries		– 0	–	17,443,936			– 0	–	17,443,936
Commercial Mortgage-Backed Securities		– 0	–	6,295,819			1,000,923		7,296,742
Collateralized Mortgage Obligations		– 0	–	1,907,224			– 0	–	1,907,224
Short-Term Investments		6,387,990		– 0	–		– 0	–	6,387,990

Total Investments in Securities		6,387,990		129,642,429			4,012,481		140,042,900

Other Financial Instruments (a):
Assets
Liabilities:
Credit Default Swaps		– 0	–	(88,875)			– 0	–	(88,875)

Total (b)		$6,387,990		$129,553,554			$4,012,481		$139,954,025

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/ (depreciation) on the instrument. Other financial instruments may also include options and swaptions written which are valued at market value.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Total
Balance as of 4/30/17	$1,143,675		$5,289		$1,148,964
Accrued discounts/(premiums)	116		– 0	–	116
Realized gain (loss)	477		(137)		340
Change in unrealized appreciation/depreciation	(26,058)		1,065		(24,993)
Purchases	2,259,634		1,000,000		3,259,634
Sales	(366,286)		(5,294)		(371,580)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 1/31/18	$3,011,558		$1,000,923		$4,012,481

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18	$(26,058)		$923		$25,135

As of January 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended January, 2018 is as follows:

Fund	Market Value 4/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,612	$94,141	$90,365	$6,388	$0

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Corporate Shares

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: March 26, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: March 26, 2018